Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2013	Jun. 17, 2013	Oct. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SMUCKER J M CO
Entity Central Index Key	0000091419
Document Type	10-K
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,668,359,705
Entity Common Stock, Shares Outstanding		105,980,879

Statements of Consolidated Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Income Statement [Abstract]
Net sales	$ 5,897.7	$ 5,525.8	$ 4,825.7
Cost of products sold	3,858.6	3,637.4	2,973.1
Cost of products sold - restructuring and merger and integration	11.5	43.2	54.1
Gross Profit	2,027.6	1,845.2	1,798.5
Selling, distribution, and administrative expenses	973.9	892.7	863.1
Amortization	96.8	88.1	73.8
Impairment charges	0	4.6	17.6
Other restructuring and merger and integration costs	42.8	72.5	59.1
Other special project costs	6.7	0	0
Loss on divestiture	0	11.3	0
Other operating (income) expense - net	(3)	(2.3)	0.6
Operating Income	910.4	778.3	784.3
Interest expense - net	(93.4)	(79.8)	(67.1)
Other income - net	0.3	2.7	0
Income Before Income Taxes	817.3	701.2	717.2
Income taxes	273.1	241.5	237.7
Net Income	$ 544.2	$ 459.7	$ 479.5
Earnings per common share:
Net Income	$ 5	$ 4.06	$ 4.06
Net Income - Assuming Dilution	$ 5	$ 4.06	$ 4.05
Dividends Declared per Common Share	$ 2.08	$ 1.92	$ 1.68

Condensed Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Condensed Statements of Comprehensive Income [Abstract]
Net Income	$ 544.2	$ 459.7	$ 479.5
Other comprehensive income (loss):
Foreign currency translation adjustments	(5.5)	(14.8)	24.8
Cash flow hedging derivative activity, net of tax	8	(25.2)	4
Pension and other postretirement benefit plans activity, net of tax	2.9	(48.3)	(5.9)
Available-for-sale securities activity, net of tax	2	0.7	1.3
Total Other Comprehensive Income (Loss)	7.4	(87.6)	24.2
Comprehensive Income	$ 551.6	$ 372.1	$ 503.7

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Current Assets
Cash and cash equivalents	$ 256.4	$ 229.7
Trade receivables, less allowance for doubtful accounts	313.7	347.5
Inventories:
Finished products	618.9	643.5
Raw materials	326.6	318.1
Total Inventories	945.5	961.6
Other current assets	79.6	104.7
Total Current Assets	1,595.2	1,643.5
Property, Plant, and Equipment
Land and land improvements	98.5	89.6
Buildings and fixtures	494.4	460.2
Machinery and equipment	1,267.5	1,160.3
Construction in progress	124.9	143
Property, Plant, and Equipment, Gross	1,985.3	1,853.1
Accumulated depreciation	(842.8)	(757)
Total Property, Plant, and Equipment	1,142.5	1,096.1
Other Noncurrent Assets
Goodwill	3,052.9	3,054.6
Other intangible assets - net	3,089.4	3,187
Other noncurrent assets	151.8	134
Total Other Noncurrent Assets	6,294.1	6,375.6
Total Assets	9,031.8	9,115.2
Current Liabilities
Accounts payable	285.8	274.7
Accrued compensation	69.5	83.3
Accrued trade marketing and merchandising	57.4	62.1
Dividends payable	55.4	52.9
Current portion of long-term debt	50	50
Other current liabilities	78.7	93.9
Total Current Liabilities	596.8	616.9
Noncurrent Liabilities
Long-term debt	1,967.8	2,020.5
Defined benefit pensions	163	147.6
Other postretirement benefits	67.1	68.8
Deferred income taxes	987.2	992.7
Other noncurrent liabilities	101.1	105.3
Total Noncurrent Liabilities	3,286.2	3,334.9
Total Liabilities	3,883	3,951.8
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 6,000,000 shares; outstanding - none	0	0
Common shares - no par value: Authorized - 150,000,000 shares; outstanding - 106,486,935 at April 30, 2013, and 110,284,715 at April 30, 2012 (net of 22,118,230 and 18,320,450 treasury shares, respectively), at stated value	26.6	27.6
Additional capital	4,125.1	4,261.2
Retained income	1,075.5	961.2
Amount due from ESOP Trust	(1.8)	(2.6)
Accumulated other comprehensive loss	(76.6)	(84)
Total Shareholders' Equity	5,148.8	5,163.4
Total Liabilities and Shareholders' Equity	$ 9,031.8	$ 9,115.2

Consolidated Balance Sheets (Parenthetical)	Apr. 30, 2013	Apr. 30, 2012
Consolidated Balance Sheets [Abstract]
Serial preferred shares, no par value, authorized	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding	0	0
Common shares, no par value, authorized	150,000,000	150,000,000
Common shares, no par value, shares outstanding	106,486,935	110,284,715
Treasury shares, shares outstanding	22,118,230	18,320,450

Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Operating Activities
Net income	$ 544.2	$ 459.7	$ 479.5
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	143.7	120.4	112.2
Depreciation - restructuring and merger and integration	10.4	38.5	53.6
Amortization	96.8	88.1	73.8
Impairment charges	0	4.6	17.6
Share-based compensation expense	21.3	21.7	24
Other restructuring activities	(0.7)	8	8.5
Loss on sale of assets - net	4.8	3.4	2.9
Loss on divestiture	0	11.3	0
Deferred income tax benefit	(15.6)	(17.2)	(59.8)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	33.2	9.3	(102.6)
Inventories	15.2	(48.2)	(204.2)
Other current assets	4.6	3	(33.4)
Accounts payable	11.2	35.8	54.3
Accrued liabilities	(6.7)	36.9	30.4
Proceeds from settlement of interest rate swaps - net	0	17.7	0
Defined benefit pension contributions	(40)	(11.4)	(16.8)
Accrued and prepaid taxes	3.5	(3)	(78.4)
Other - net	29.9	(47.7)	30
Net Cash Provided by Operating Activities	855.8	730.9	391.6
Investing Activities
Businesses acquired, net of cash acquired	0	(737.3)	0
Additions to property, plant, and equipment	(206.5)	(274.2)	(180.1)
Equity investment in affiliate	0	(35.9)	0
Proceeds from divestiture	0	9.3	0
Purchases of marketable securities	0	0	(75.6)
Sales and maturities of marketable securities	0	18.6	57.1
Proceeds from disposal of property, plant, and equipment	3.3	4	5.8
Other - net	17.6	(20.4)	(0.1)
Net Cash Used for Investing Activities	(185.6)	(1,035.9)	(192.9)
Financing Activities
Repayments of long-term debt	(50)	0	(10)
Proceeds from long-term debt - net	0	748.6	400
Quarterly dividends paid	(222.8)	(213.7)	(194)
Purchase of treasury shares	(364.2)	(315.8)	(389.1)
Proceeds from stock option exercises	2.2	2.8	14.5
Other - net	(6.2)	(2.3)	8.2
Net Cash (Used for) Provided by Financing Activities	(641)	219.6	(170.4)
Effect of exchange rate changes on cash	(2.5)	(4.7)	7.9
Net increase (decrease) in cash and cash equivalents	26.7	(90.1)	36.2
Cash and cash equivalents at beginning of year	229.7	319.8	283.6
Cash and Cash Equivalents at End of Year	$ 256.4	$ 229.7	$ 319.8

Statements of Consolidated Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Shares Outstanding	Common Shares USD ($)	Additional Capital USD ($)	Retained Income USD ($)	Amount Due from ESOP Trust USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Balance at Apr. 30, 2010	$ 5,326.3		$ 29.8	$ 4,575.1	$ 746.1	$ (4.1)	$ (20.6)
Balance, Shares at Apr. 30, 2010		119,119,152
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	503.7
Statement [Line Items]
Net income	479.5				479.5
Other comprehensive income	24.2						24.2
Purchase of treasury shares	(389.1)		(1.5)	(225.6)	(162)
Purchase of treasury shares, shares		(5,832,423)
Stock plans	47.3		0.2	47.1
Stock plans, Shares		885,393
Cash dividends declared	(196.7)				(196.7)
Other	0.8					0.8
Balance at Apr. 30, 2011	5,292.3		28.5	4,396.6	866.9	(3.3)	3.6
Balance, Shares at Apr. 30, 2011		114,172,122
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	372.1
Statement [Line Items]
Net income	459.7				459.7
Other comprehensive income	(87.6)						(87.6)
Purchase of treasury shares	(315.8)		(1.1)	(165.6)	(149.1)
Purchase of treasury shares, shares		(4,236,430)
Stock plans	30.4		0.2	30.2
Stock plans, Shares		349,023
Cash dividends declared	(216.3)				(216.3)
Other	0.7					0.7
Balance at Apr. 30, 2012	5,163.4		27.6	4,261.2	961.2	(2.6)	(84)
Balance, Shares at Apr. 30, 2012	110,284,715	110,284,715
Statements of Consolidated Shareholders' Equity [Abstract]
Comprehensive Income	551.6
Statement [Line Items]
Net income	544.2				544.2
Other comprehensive income	7.4						7.4
Purchase of treasury shares	(364.2)		(1)	(158.5)	(204.7)
Purchase of treasury shares, shares		(4,062,682)
Stock plans	22.4			22.4
Stock plans, Shares		264,902
Cash dividends declared	(225.2)				(225.2)
Other	0.8					0.8
Balance at Apr. 30, 2013	$ 5,148.8		$ 26.6	$ 4,125.1	$ 1,075.5	$ (1.8)	$ (76.6)
Balance, Shares at Apr. 30, 2013	106,486,935	106,486,935

Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Tax benefit of stock plans	$ 2.9	$ 4.8	$ 7.3
Additional Capital
Tax benefit of stock plans	$ 2.9	$ 4.8	$ 7.3

Accounting Policies	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Accounting Policies
NOTE 1	ACCOUNTING POLICIES

Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires that we make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives and residual values for depreciation and amortization, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Revenue Recognition: We recognize revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectability is reasonably assured. Trade marketing and merchandising programs are classified as a reduction of sales. A provision for estimated returns and allowances is recognized as a reduction of sales at the time revenue is recognized.

Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 26 percent of net sales in 2013, 2012, and 2011. These sales are primarily included in the two U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2013 and 2012, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $92.0 and $84.1, respectively.

Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.

Trade Marketing and Merchandising Programs: In order to support our products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. We regularly review and revise, when we deem necessary, estimates of costs for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expenditures and actual performance are recognized as a change in estimate in a subsequent period. As the total promotional expenditures, including amounts classified as a reduction of sales, represented 25 percent of net sales in 2013, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.

Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $131.6, $119.6, and $115.1 in 2013, 2012, and 2011, respectively.

Research and Development Costs: Total research and development costs were $24.7, $21.9, and $21.0 in 2013, 2012, and 2011, respectively.

Share-Based Payments: Share-based compensation expense is recognized on a straight-line basis over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.

The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2013	2012	2011
Share-based compensation expense included in selling, distribution, and administrative expenses	$20.5	$19.3	$19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	$21.3	$21.8	$24.3

Related income tax benefit	$7.1	$7.5	$8.1

As of April 30, 2013, total unrecognized share-based compensation cost related to nonvested share-based awards was $31.4. The weighted-average period over which this amount is expected to be recognized is 2.9 years.

Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2013, 2012, and 2011, the actual tax-deductible benefit realized from share-based compensation was $2.9, $4.8, and $7.3, respectively, including $2.9, $4.8, and $7.0, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other – net, under financing activities in the Statements of Consolidated Cash Flows.

Defined Contribution Plans: We offer employee savings plans for domestic and Canadian employees. Our contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2013, 2012, and 2011 were $18.6, $16.1, and $16.4, respectively. For information on our defined benefit plans, see Note 8: Pensions and Other Postretirement Benefits.

Income Taxes: We account for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.

We account for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under FASB ASC 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.

In accordance with the requirements of FASB ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. We recognize net interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents: We consider all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Trade Receivables: In the normal course of business, we extend credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. We evaluate our trade receivables and establish an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, we record a specific reserve for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after we determine the potential for recovery is remote. At April 30, 2013 and 2012, the allowance for doubtful accounts was $1.3 and $1.7, respectively. The net provision for the allowance for doubtful accounts decreased $0.4 and $0.2 in 2013 and 2012, respectively, and increased $0.4 in 2011. We believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect results other than as discussed in Major Customer.

Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $64.0 and $78.3 at April 30, 2013 and 2012, respectively.

Derivative Financial Instruments: We utilize derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and interest rate swaps to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. We have policies in place that define acceptable instrument types we may enter into and establish controls to limit our market risk exposure. We account for these derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive loss to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. Derivatives designated as fair value hedges that are used to hedge against changes in the fair value of the underlying long-term debt are recognized at fair value on the Consolidated Balance Sheets. Changes in the fair value of the derivative are recognized in the Statements of Consolidated Income and are offset by the change in the fair value of the underlying long-term debt. For additional information, see Note 12: Derivative Financial Instruments.

Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements). Coffee brew equipment is included in machinery and equipment in the Consolidated Balance Sheets and was $39.2 and $37.1 at April 30, 2013 and 2012, respectively.

We lease certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2013, 2012, and 2011 totaled $59.2, $56.5, and $57.6, respectively. As of April 30, 2013, our minimum operating lease obligations were as follows: $24.5 in 2014, $16.6 in 2015, $16.1 in 2016, $14.5 in 2017, and $13.7 in 2018.

In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net undiscounted cash flows we estimate to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds their estimated fair value. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.

Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of a business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. We conduct our annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique is utilized to estimate the fair value of our reporting units and indefinite-lived intangible assets. We also use a market-based approach to estimate the fair value of our reporting units. For annual impairment testing purposes, we have six reporting units. The discount rates utilized in the cash flow analyses are developed using a weighted-average cost of capital methodology. In addition to the annual test, we test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note 7: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments: Under our investment policy, we may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. We determine the appropriate categorization of debt securities at the time of purchase and reevaluate such designation at each balance sheet date. We typically categorize all debt securities as available for sale, as we have the intent to convert these investments into cash if and when needed. Classification of available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is consistent with the security’s maturity date, if applicable.

Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive loss. All available-for-sale marketable securities had matured or were sold prior to April 30, 2012, other than the funds associated with nonqualified retirement plans discussed below. Proceeds of $18.6 and $57.1 were realized upon maturity or sale of available-for-sale marketable securities in 2012 and 2011, respectively. We use specific identification to determine the basis on which securities are sold.

We also maintain funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2013 and 2012, the fair value of these investments was $48.8 and $36.2, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive loss at April 30, 2013 and 2012, were unrealized gains of $7.1 and $4.0, respectively. The related tax expense recognized in accumulated other comprehensive loss was $2.6 and $1.5 at April 30, 2013 and 2012, respectively.

Foreign Currency Translation: Assets and liabilities of foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive loss. Included in accumulated other comprehensive loss at April 30, 2013 and 2012, were foreign currency gains of $61.5 and $67.0, respectively.

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and required the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 did not change the components that are recognized in net income or other comprehensive income. ASU 2011-05 was effective in 2013, and we elected to present net income and other comprehensive income in two separate but consecutive statements. In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income be presented on the financial statements or in a note to the financial statements. ASU 2013-02 becomes effective in 2014 and will be applied prospectively. We do not anticipate that the adoption of ASU 2013-02 will impact our financial statements, but will expand our disclosures related to amounts reclassified out of accumulated other comprehensive income.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about financial instruments and transactions eligible for offset in the consolidated balance sheet. In January 2013, the FASB issued ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. ASU 2011-11, as clarified by ASU 2013-01, will be effective for us on May 1, 2013, and will require retrospective application. We do not anticipate that the adoption of ASU 2011-11, as clarified by ASU 2013-01, will impact our financial statements, but will expand our disclosures related to financial instruments.

The FASB issued ASU 2011-08, Testing Goodwill for Impairment, and ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, in September 2011 and July 2012, respectively. ASU 2011-08 and ASU 2012-02 simplify the guidance for testing impairment of goodwill and indefinite-lived intangible assets by allowing the option to perform a qualitative test to assess the likelihood that the estimated fair value is less than the carrying amount. ASU 2011-08 was effective for our February 1, 2013 annual impairment test. ASU 2012-02 will be effective for our February 1, 2014 annual impairment test, but early adoption is permitted. The adoption of ASU 2011-08 did not change the process for our February 1, 2013 impairment test and did not impact our financial statements or related disclosures. We do not anticipate that the adoption of ASU 2012-02 will change the process for our February 1, 2014 impairment test.

Risks and Uncertainties: The raw materials we use are primarily commodities, agricultural-based products, and packaging materials. The principal packaging materials we use are glass, plastic, steel cans, caps, carton board, and corrugate. The fruit and vegetable raw materials used in the production of our food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, speculative influences, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although we have elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, we believe that we will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. We have not historically encountered significant shortages of key raw materials. We consider our relationships with key material suppliers to be good.

Of our total employees, 28 percent are covered by union contracts at nine locations. The contracts vary in term depending on the location, with four contracts expiring in 2014, representing 8 percent of our total employees.

We insure our business and assets in each country against insurable risks, to the extent that we deem appropriate, based upon an analysis of the relative risks and costs.

Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.

Acquisitions	12 Months Ended
Apr. 30, 2013
Acquisitions [Abstract]
Acquisitions
NOTE 2	ACQUISITIONS

On January 3, 2012, we completed the acquisition of a majority of the North American foodservice coffee and hot beverage business of Sara Lee Corporation, including a liquid coffee manufacturing facility in Suffolk, Virginia, for $420.6 in an all-cash transaction. Utilizing proceeds from the 3.50 percent Senior Notes issued in October 2011, we paid Sara Lee Corporation, renamed The Hillshire Brands Company, $375.6, net of a working capital adjustment, and will pay an additional $50.0 in declining installments through June 2021, to a subsidiary of D.E Master Blenders 1753 N.V., an independent public company separated from The Hillshire Brands Company. The additional $50.0 obligation was included in other current liabilities and other noncurrent liabilities in the Consolidated Balance Sheets and was recognized at a present value of $45.0 as of the date of acquisition. During 2013, $10.0 was paid and included in other – net financing on the Statement of Consolidated Cash Flows.

Total one-time costs related to the acquisition are estimated to be approximately $28.0, consisting primarily of transition services provided by Sara Lee Corporation and employee separation and relocation costs, nearly all of which are cash related. We have incurred one-time costs of $25.5 through April 30, 2013, directly related to the merger and integration of the acquired business, and the charges were reported in other restructuring and merger and integration costs in the Statements of Consolidated Income. We incurred one-time costs of $11.3 in 2013 and we expect the remainder of the costs to be incurred through 2014.

The acquisition included the market-leading liquid coffee concentrate business sold under the licensed Douwe Egberts® brand, along with a variety of roast and ground coffee, cappuccino, tea, and cocoa products, sold through foodservice channels in North America. Liquid coffee concentrate adds a unique, high-quality, and technology-driven form of coffee to our existing foodservice product offering.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and our own estimates. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Cash and cash equivalents	$1.2
Other current assets	42.6
Property, plant, and equipment	92.8
Goodwill	149.9
Intangible assets	138.9
Other noncurrent assets	0.9

Total assets acquired	$426.3

Liabilities assumed:
Current liabilities	$3.6
Noncurrent liabilities	2.1

Total liabilities assumed	$5.7

Net assets acquired	$420.6

Of the total goodwill assigned to the International, Foodservice, and Natural Foods segment, $133.6 is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92.0
Technology (10-year useful life)	23.8
Trademarks (6-year weighted-average useful life)	23.1

Total intangible assets	$138.9

On May 16, 2011, we completed the acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for $362.8. The acquisition included a manufacturing, distribution, and office facility in Miami. We utilized cash on hand and borrowed $180.0 under our revolving credit facility to fund the transaction. In addition, we incurred one-time costs of $13.4 through April 30, 2013, directly related to the merger and integration of Rowland Coffee, which includes approximately $6.0 in noncash expense items that were reported in cost of products sold – restructuring and merger and integration. The remaining charges were reported in other restructuring and merger and integration costs in the Statements of Consolidated Income. Total one-time costs related to the acquisition are estimated to be approximately $25.0, including approximately $10.0 of noncash charges, primarily accelerated depreciation, associated with consolidating coffee production currently in Miami into our existing facilities in New Orleans, Louisiana. We incurred one-time costs of $2.7 in 2013 and we expect the remainder of the costs to be incurred through 2015.

The acquisition of Rowland Coffee, a leading producer of espresso coffee in the U.S., strengthens and broadens our leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo and Café Pilon, to our portfolio of brands.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and our own estimates. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Current assets	$34.0
Property, plant, and equipment	29.2
Goodwill	91.7
Intangible assets	213.5

Total assets acquired	$368.4

Liabilities assumed:
Current liabilities	$5.6

Total liabilities assumed	$5.6

Net assets acquired	$362.8

Goodwill of $84.8 and $6.9 was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively. Of the total goodwill, $82.4 is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147.8
Trademark (10-year useful life)	1.6
Intangible assets with indefinite lives:
Trademarks	64.1

Total intangible assets	$213.5

Equity Method Investment	12 Months Ended
Apr. 30, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investment
NOTE 3	EQUITY METHOD INVESTMENT

On March 26, 2012, we acquired a 25 percent equity interest in Guilin Seamild Biologic Technology Development Co., Ltd. (“Seamild”), a privately-owned manufacturer and marketer of oats products headquartered in Guilin in the Guangxi province of China, for $35.9. Seamild’s products, primarily oatmeal and oat-based cereals, are sold under the leading Seamild brand with distribution in retail channels throughout China. Seamild’s portfolio of quality, trusted products aligns with our strategy of owning and marketing leading food brands.

The initial investment in Seamild was recorded at cost and is included in other noncurrent assets in the Consolidated Balance Sheets. The difference between the carrying amount of the investment and the underlying equity in net assets is primarily attributable to goodwill and other intangible assets. Under the equity method of accounting, the investment is adjusted for our proportionate share of earnings or losses, including consideration of basis differences resulting from the difference between the initial carrying amount of the investment and the underlying equity in net assets. The investment did not have a material impact on the International, Foodservice, and Natural Foods segment or the consolidated financial statements for the years ended April 30, 2013 and 2012.

Restructuring	12 Months Ended
Apr. 30, 2013
Restructuring [Abstract]
Restructuring
NOTE 4	RESTRUCTURING

In calendar 2010, we announced plans to restructure our coffee, fruit spreads, and Canadian pickle and condiments operations as part of our ongoing efforts to enhance the long-term strength and profitability of our leading brands. The initiative included capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio; consolidation of coffee production in New Orleans, Louisiana; and the transition of pickle and condiments production to third-party manufacturers.

In addition, during 2013, we announced plans to expand capacity in order to support our growth objectives for the peanut and other nut butter businesses and increased our estimate of total anticipated restructuring costs from approximately $245.0 to $260.0. These additional costs primarily consist of site preparation and equipment relocation and production start-up costs. Production expansion will include converting the Memphis, Tennessee fruit spreads facility into a peanut butter plant. The Memphis facility was originally scheduled to close as part of the fruit spreads portion of the restructuring plan. Cumulative costs of $227.6 have been incurred through April 30, 2013. The majority of the remaining costs are anticipated to be recognized through 2015.

Upon conversion of the Memphis facility, we intend to relocate natural peanut butter production, currently produced at the New Bethlehem, Pennsylvania facility to the Memphis facility. The New Bethlehem facility will then be converted to produce specialty nut butters, which are currently produced by third-party manufacturers.

Upon completion, the restructuring plan will result in a reduction of approximately 850 full-time positions. As of April 30, 2013, approximately 80 percent of the 850 full-time positions have been reduced and the Sherman, Texas; Dunnville, Ontario; Delhi Township, Ontario; and Kansas City, Missouri facilities have been closed. The Ste. Marie, Quebec facility is anticipated to close in 2014.

The following table summarizes the restructuring activity, including the liabilities recorded and the total amount expected to be incurred.

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$102.0	$67.0	$42.5	$39.0	$9.5	$260.0

Balance at May 1, 2010	$—	$1.1	$—	$—	$—	$1.1
Charge to expense	53.6	36.0	6.2	5.2	1.0	102.0
Cash payments	—	(18.4)	(6.2)	(5.2)	(1.0)	(30.8)
Noncash utilization	(53.6)	(8.5)	—	—	—	(62.1)

Balance at April 30, 2011	$—	$10.2	$—	$—	$—	$10.2
Charge to expense	34.2	20.4	13.0	10.6	2.9	81.1
Cash payments	—	(13.8)	(13.0)	(10.6)	(2.9)	(40.3)
Noncash utilization	(34.2)	(8.0)	—	—	—	(42.2)

Balance at April 30, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7

Remaining expected restructuring charge	$2.1	$6.1	$9.5	$12.4	$2.3	$32.4

During the years ended April 30, 2013, 2012, and 2011, total restructuring charges of $38.8, $81.1, and $102.0, respectively, were reported in the Statements of Consolidated Income. Of the total restructuring charges, $10.0, $38.6, and $54.1 were reported in cost of products sold – restructuring and merger and integration in the years ended April 30, 2013, 2012, and 2011, respectively. The remaining charges were reported in other restructuring and merger and integration costs. The restructuring costs classified as cost of products sold – restructuring and merger and integration primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that had been used at the affected production facilities prior to closure.

Employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans not reflected in the table above, see Note 8: Pensions and Other Postretirement Benefits.

Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the restructuring initiative and are expensed as incurred.

Reportable Segments	12 Months Ended
Apr. 30, 2013
Segment Reporting [Abstract]
Reportable Segments
NOTE 5	REPORTABLE SEGMENTS

We operate in one industry: the manufacturing and marketing of food products. We have three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers, Dunkin’ Donuts, Millstone, Café Bustelo, and Café Pilon branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Jif, Smucker’s, Pillsbury, Crisco, Martha White, Hungry Jack, and Eagle Brand branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators), and health and natural foods stores and distributors.

Segment profit represents revenue, less direct and allocable operating expenses, and is consistent with the way in which we manage segments. However, we do not represent that the segments, if operated independently, would report the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses. Segment assets represent direct and allocable assets, including certain corporate-held assets such as property, plant, and equipment, and are also set forth in the following table.

	Year Ended April 30,
	2013	2012	2011
Net sales:
U.S. Retail Coffee	$2,306.5	$2,297.7	$1,930.9
U.S. Retail Consumer Foods	2,214.8	2,094.5	1,953.0
International, Foodservice, and Natural Foods	1,376.4	1,133.6	941.8

Total net sales	$5,897.7	$5,525.8	$4,825.7

Segment profit:
U.S. Retail Coffee	$607.5	$543.0	$536.1
U.S. Retail Consumer Foods	415.3	393.3	406.5
International, Foodservice, and Natural Foods	198.2	168.6	159.6

Total segment profit	$1,221.0	$1,104.9	$1,102.2

Interest expense – net	(93.4)	(79.8)	(67.1)
Share-based compensation expense	(20.5	(19.3)	(19.9)
Cost of products sold – restructuring and merger and integration	(11.5)	(43.2)	(54.1)
Other restructuring and merger and integration costs	(42.8)	(72.5)	(59.1)
Other special project costs	(6.7)	—	—
Corporate administrative expenses	(229.1)	(191.6)	(184.8)
Other income – net	0.3	2.7	—

Income before income taxes	$817.3	$701.2	$717.2

Assets:
U.S. Retail Coffee	$4,882.4	$5,033.6	$4,830.1
U.S. Retail Consumer Foods	2,618.2	2,612.7	2,416.0
International, Foodservice, and Natural Foods	1,201.3	1,179.6	684.4
Unallocated (A)	329.9	289.3	394.1

Total assets	$9,031.8	$9,115.2	$8,324.6

Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$100.7	$102.3	$95.4
U.S. Retail Consumer Foods	47.1	46.7	43.3
International, Foodservice, and Natural Foods	63.7	37.7	41.7
Unallocated (B)	39.4	64.9	76.8

Total depreciation, amortization, and impairment charges	$250.9	$251.6	$257.2

Additions to property, plant, and equipment:
U.S. Retail Coffee	$46.5	$86.9	$59.9
U.S. Retail Consumer Foods	85.1	159.5	88.2
International, Foodservice, and Natural Foods	74.9	27.8	32.0

Total additions to property, plant, and equipment	$206.5	$274.2	$180.1

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring and merger and integration and corporate administrative expense.

The following table presents certain geographical information.

	Year Ended April 30,
	2013	2012	2011
Net sales:
Domestic	$5,355.9	$5,014.7	$4,358.1
International:
Canada	$459.5	$447.0	$409.7
All other international	82.3	64.1	57.9

Total international	$541.8	$511.1	$467.6

Total net sales	$5,897.7	$5,525.8	$4,825.7

Assets: (A)
Domestic	$8,585.4	$8,683.5	$7,912.3
International:
Canada	$396.3	$386.0	$406.6
All other international	50.1	45.7	5.7

Total international	$446.4	$431.7	$412.3

Total assets	$9,031.8	$9,115.2	$8,324.6

Long-lived assets (excluding goodwill and other intangible assets):
Domestic	$1,234.7	$1,164.8	$886.0
International:
Canada	$20.6	$28.1	$48.1
All other international	39.0	37.2	0.7

Total international	$59.6	$65.3	$48.8

Total long-lived assets (excluding goodwill and other intangible assets)	$1,294.3	$1,230.1	$934.8

(A)	Amounts in 2012, previously recognized in domestic, were adjusted to reflect the Seamild equity investment as all other international. See Note 3: Equity Method Investment for additional information.

The following table presents product sales information.

	Year Ended April 30,
	2013	2012	2011
Coffee	48%	48%	44%
Peanut butter	13	12	12
Fruit spreads	6	7	8
Shortening and oils	6	7	7
Baking mixes and frostings	6	6	6
Canned milk	4	5	5
Flour and baking ingredients	4	5	5
Juices and beverages	3	2	3
Frozen handheld	3	2	2
Portion control	2	2	3
Toppings and syrups	2	2	2
Other	3	2	3

Total product sales	100%	100%	100%

Earnings per Share	12 Months Ended
Apr. 30, 2013
Earnings Per Share [Abstract]
Earnings per Share
Note 6	EARNINGS PER SHARE

The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2013	2012	2011
Net income	$544.2	$459.7	$479.5
Net income allocated to participating securities	4.7	4.2	4.7

Net income allocated to common stockholders	$539.5	$455.5	$474.8

Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Dilutive effect of stock options	23,256	49,616	110,335

Weighted-average common shares outstanding – assuming dilution	107,904,775	112,262,293	117,119,697

Net income per common share	$5.00	$4.06	$4.06

Net income per common share – assuming dilution	$5.00	$4.06	$4.05

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,
	2013	2012	2011
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Weighted-average participating shares outstanding	946,378	1,051,274	1,156,389

Weighted-average shares outstanding	108,827,897	113,263,951	118,165,751
Dilutive effect of stock options	23,256	49,616	110,335

Weighted-average shares outstanding – assuming dilution	108,851,153	113,313,567	118,276,086

Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

NOTE 7	GOODWILL AND OTHER INTANGIBLE ASSETS

A summary of changes in goodwill during the years ended April 30, 2013 and 2012, by reportable segment is as follows:

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2011	$1,635.4	$1,036.1	$141.2	$2,812.7
Acquisitions	84.8	—	156.8	241.6
Other	0.1	(0.9)	1.1	0.3

Balance at April 30, 2012	$1,720.3	$1,035.2	$299.1	$3,054.6
Other	—	(0.6)	(1.1)	(1.7)

Balance at April 30, 2013	$1,720.3	$1,034.6	$298.0	$3,052.9

The other amounts primarily represent foreign currency exchange during April 30, 2013 and 2012.

Other intangible assets and related accumulated amortization and impairment charges are as follows:

	April 30, 2013			April 30, 2012
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415.1	$314.8	$1,100.3	$1,415.1	$238.4	$1,176.7
Patents and technology	158.8	49.3	109.5	158.8	36.9	121.9
Trademarks	62.5	26.9	35.6	62.5	18.9	43.6

Total intangible assets subject to amortization	$1,636.4	$391.0	$1,245.4	$1,636.4	$294.2	$1,342.2

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855.6	$11.6	$1,844.0	$1,855.6	$10.8	$1,844.8

Total other intangible assets	$3,492.0	$402.6	$3,089.4	$3,492.0	$305.0	$3,187.0

Amortization expense for finite-lived intangible assets was $96.6, $87.7, and $73.4 in 2013, 2012, and 2011, respectively. The weighted-average useful lives of the customer and contractual relationships, patents and technology, and trademarks are 19 years, 13 years, and 9 years, respectively. The weighted-average useful life of the total finite-lived intangible assets is 18 years. Based on the amount of intangible assets subject to amortization at April 30, 2013, the estimated amortization expense is $97.7 for 2014, $96.5 for both 2015 and 2016, $95.9 for 2017, and $91.8 for 2018.

We review goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2013. Goodwill impairment is tested at the reporting unit level. We have six reporting units. No goodwill or other indefinite-lived intangible asset impairment was recognized as a result of the annual evaluation performed as of February 1, 2013. The estimated fair value of each reporting unit and other indefinite-lived intangible asset was substantially in excess of its carrying value as of the annual test date, with the exception of the Crisco trademark. A sensitivity analysis was performed on the Crisco trademark and yielded an estimated fair value slightly below carrying value resulting from a hypothetical 50 basis point increase in the discount rate and a 50 basis point decrease in the expected long-term growth rate. The Crisco trademark represents less than 10 percent of total other indefinite-lived intangible assets.

Nonrecurring fair value adjustments of $4.6 and $17.6 were recognized related to the impairment of certain intangible assets in 2012 and 2011, respectively. The impairment recognized in 2012 was related to a finite-lived trademark upon evaluation of the historical performance and future growth of this regional canned milk brand. The majority of the impairment recognized in 2011 was related to the Europe’s Best trademark and customer relationship. In October 2011, we sold the Europe’s Best frozen fruit and vegetable business, resulting in a loss of $11.3.

Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2013
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits

NOTE 8	PENSIONS AND OTHER POSTRETIREMENT BENEFITS

We have defined benefit pension plans covering certain domestic and Canadian employees. Benefits are based on the employee’s years of service and compensation. Our plans are funded in conformity with the funding requirements of applicable government regulations.

In addition to providing pension benefits, we sponsor several unfunded, defined postretirement plans that provide health care and life insurance benefits to certain retired domestic and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.

Upon completion of the restructuring activity discussed in Note 4: Restructuring, approximately 850 full-time positions will be reduced. We have included the impact of the reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2013 and 2012. Included in the following tables are charges recognized for termination benefits, curtailment, and settlement as a result of the restructuring plan.

During 2013, a portion of our terminated pension participants received lump-sum cash settlements in order to reduce our future pension obligation and administrative costs. The charges related to the lump-sum cash settlements are included below in settlement loss and were reported in other special project costs in the Statement of Consolidated Income for the year ended April 30, 2013. The lump-sum offerings in 2013 conclude the pension settlement special project cost activities.

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive loss related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2013	2012	2011	2013	2012	2011
Service cost	$8.8	$8.1	$7.5	$2.5	$2.3	$1.6
Interest cost	23.9	26.2	25.5	3.0	3.1	2.8
Expected return on plan assets	(25.3)	(27.0)	(26.8)	—	—	—
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	—	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Termination benefit cost	—	1.8	8.4	—	2.0	2.4

Net periodic benefit cost	$28.2	$21.8	$30.1	$5.1	$6.9	$5.8

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(4.0)	$—	$(0.4)	$9.6	$—	$(0.9)
Net actuarial loss arising during the year	(20.5)	(82.1)	(13.5)	(4.5)	(4.2)	(7.8)
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	2.0	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Foreign currency translation	0.9	1.1	(2.0)	—	(0.1)	0.1

Net change for year	$(0.8)	$(68.3)	$(0.4)	$4.7	$(4.8)	$(9.6)

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.70%	5.50%	5.80%	4.70%	5.50%	5.80%
Expected return on plan assets	7.00	7.00	7.50	—	—	—
Rate of compensation increase	4.12	4.14	4.15	—	—	—
Canadian plans:
Discount rate	4.20%	5.00%	5.30%	4.20%	5.00%	5.30%
Expected return on plan assets	6.17	6.66	7.08	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

We use a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations. The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$561.7	$503.3	$68.8	$59.8
Service cost	8.8	8.1	2.5	2.3
Interest cost	23.9	26.2	3.0	3.1
Amendments	4.2	—	(9.6)	—
Actuarial loss	39.6	60.0	4.5	4.3
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.6)	(5.1)	(0.2)	(0.5)
Curtailment	(2.0)	0.4	—	(0.1)
Settlement	(14.8)	(5.0)	—	—
Termination benefit cost	—	1.8	—	2.0
Other adjustments	—	—	0.3	0.1

Benefit obligation at end of year	$575.7	$561.7	$67.1	$68.8

Change in plan assets:
Fair value of plan assets at beginning of year	$386.5	$407.6	$—	$—
Actual return on plan assets	44.2	5.2	—	—
Company contributions	40.0	11.4	2.2	2.2
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.1)	(4.7)	—	—
Settlement	(14.8)	(5.0)	—	—

Fair value of plan assets at end of year	$410.7	$386.5	$—	$—

Funded status of the plans	$(165.0)	$(175.2)	$(67.1)	$(68.8)

Defined benefit pensions	$(163.0)	$(147.6)	$—	$—
Accrued compensation	(2.0)	(27.6)	—	—
Postretirement benefits other than pensions	—	—	(67.1)	(68.8)

Net benefit liability	$(165.0)	$(175.2)	$(67.1)	$(68.8)

The following table summarizes amounts recognized in accumulated other comprehensive loss in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Net actuarial (loss) gain	$(202.1)	$(204.4)	$(2.2)	$2.3
Prior service (cost) credit	(6.1)	(3.0)	10.9	1.7

Total recognized in accumulated other comprehensive loss	$(208.2)	$(207.4)	$8.7	$4.0

The related tax impact recognized in accumulated other comprehensive loss was a benefit of $68.2 and $69.2 at April 30, 2013 and 2012, respectively.

During 2014, we expect to recognize amortization of net actuarial losses and prior service cost of $13.0 and $0.2, respectively, in net periodic benefit cost.

The following table sets forth the weighted-average assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
U.S. plans:
Discount rate	3.99%	4.70%	3.80%	4.70%
Rate of compensation increase	4.12	4.14	—	—
Canadian plans:
Discount rate	3.65%	4.20%	3.70%	4.20%
Rate of compensation increase	3.00	4.00	—	—

For 2014, the assumed health care trend rates are 7.5 percent and 6.0 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.

A one percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2013:

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.2	$0.2
Effect on benefit obligation	3.4	2.9

The following table sets forth selective information pertaining to our Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2013	2012	2013	2012
Benefit obligation at end of year	$125.7	$125.7	$13.5	$13.3
Fair value of plan assets at end of year	107.1	104.5	—	—

Funded status of the plans	$(18.6)	$(21.2)	$(13.5)	$(13.3)

Components of net periodic benefit cost:
Service cost	$1.3	$1.3	$—	$—
Interest cost	5.0	5.6	0.6	0.6
Expected return on plan assets	(6.2)	(7.0)	—	—
Amortization of net actuarial loss	1.7	3.0	—	—
Curtailment gain	—	—	—	(0.1)
Settlement loss	—	1.1	—	—

Net periodic benefit cost	$1.8	$4.0	$0.6	$0.5

Changes in plan assets:
Company contributions	$5.0	$6.1	$0.9	$0.8
Participant contributions	0.4	0.5	—	—
Benefits paid	(9.4)	(9.3)	(0.9)	(0.8)
Actual return on plan assets	8.7	3.1	—	—
Foreign currency translation	(2.1)	(4.7)	—	—
Settlement loss	—	(5.0)	—	—

The following table sets forth additional information related to our defined benefit pension plans.

	April 30,
	2013	2012
Accumulated benefit obligation for all pension plans	$539.0	$523.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$539.0	$523.6
Fair value of plan assets	410.7	386.5
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$575.7	$561.7
Fair value of plan assets	410.7	386.5

We employ a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, we consider the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies. The actual rate of return was 12.6 percent and 1.9 percent for the years ended April 30, 2013 and 2012, respectively.

The following tables summarize the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Cash and cash equivalents (A)	$4.4	$—	$—	$4.4
Equity securities:
U.S. (B)	97.2	16.8	—	114.0
International (C)	72.1	12.9	—	85.0
Fixed-income securities:
Bonds (D)	147.7	—	—	147.7
Fixed income (E)	44.6	—	—	44.6
Other types of investments: (F)
Private equity funds	—	—	15.0	15.0

Total financial assets measured at fair value	$366.0	$29.7	$15.0	$410.7

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$14.0	$—	$—	$14.0
Equity securities:
U.S. (B)	79.6	16.9	—	96.5
International (C)	65.4	13.0	—	78.4
Fixed-income securities:
Bonds (D)	82.1	—	—	82.1
Fixed income (E)	76.9	—	—	76.9
Other types of investments: (F)
Hedge funds	—	—	22.3	22.3
Private equity funds	—	—	16.3	16.3

Total financial assets measured at fair value	$318.0	$29.9	$38.6	$386.5

(A)

This category includes money market holdings with maturities of three months or less and cash held in escrow for less than six months. These assets are classified as Level 1 and based on their short-term nature, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)

This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

In 2013, this category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. In 2012, this category was comprised of a core fixed-income fund that invested at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(F)

The hedge funds category is comprised of hedge funds of funds that invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. All hedge funds were sold prior to April 30, 2013. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.

The following tables present a rollforward of activity for Level 3 assets.

		Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2012		$22.3	$16.3	$38.6
Purchases and sales – net		(22.8)	1.1	(21.7)
Actual return on plan assets sold during the period		0.5	—	0.5
Actual return on plan assets still held at reporting date		—	(2.4)	(2.4)

Balance at April 30, 2013		$—	$15.0	$15.0

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4.8	$37.4	$13.2	$55.4
Purchases and sales – net	3.0	(13.6)	1.1	(9.5)
Actual return on plan assets sold during the period	(7.8)	(0.9)	—	(8.7)
Actual return on plan assets still held at reporting date	—	(0.6)	2.0	1.4

Balance at April 30, 2012	$—	$22.3	$16.3	$38.6

The current investment policy is to invest 47 percent of assets in equity securities, 47 percent in fixed-income securities, and 6 percent in other investments. Included in equity securities were 317,552 of our common shares at April 30, 2013 and 2012. The market value of these shares was $32.8 at April 30, 2013. We paid dividends of $0.6 on these shares during 2013.

We expect to contribute approximately $6.0 to the defined benefit pension plans in 2014. We expect the following payments to be made from the defined benefit pension and other postretirement benefit plans: $42.9 in 2014, $36.4 in 2015, $44.0 in 2016, $38.0 in 2017, $42.3 in 2018, and $211.9 in 2019 through 2023.

Share-Based Payments	12 Months Ended
Apr. 30, 2013
Share-Based Payments [Abstract]
Share-Based Payments

NOTE 9	SHARE-BASED PAYMENTS

We provide for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by our shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to our non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately, and along with dividends credited on those deferred stock units, are paid out in the form of common shares upon termination of service as a non-employee director. At April 30, 2013, there were 7,092,083 shares available for future issuance under this plan.

Under the 2010 Equity and Incentive Compensation Plan, we have the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.

Stock Options: The following table is a summary of our stock option activity and related information.

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2012	124,841	$42.18
Exercised	(77,408)	40.91

Outstanding and exercisable at April 30, 2013	47,433	$44.26

At April 30, 2013, the weighted-average remaining contractual term for stock options outstanding and exercisable was 2.3 years and the aggregate intrinsic value of these stock options was $2.8.

The total intrinsic value of options exercised during 2013, 2012, and 2011 was $3.4, $2.6, and $13.4, respectively.

Other Equity Awards: The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2012	990,990	$55.95	99,455	$76.37
Granted	109,770	76.37	106,666	100.54
Converted	99,455	76.37	(99,455)	76.37
Vested	(199,642)	59.01	—	—
Forfeited	(15,359)	57.36	—	—

Outstanding at April 30, 2013	985,214	$59.64	106,666	$100.54

The total fair value of equity awards other than stock options vested in 2013, 2012, and 2011 was $11.8, $22.7, and $17.7, respectively. The weighted-average grant date fair value of restricted shares and deferred stock units is the average of the high and the low share price on the date of grant. The weighted-average conversion date fair value of performance units is the average of the high and the low share price on the date of conversion to restricted shares. The following table summarizes the weighted-average fair values of the equity awards granted in 2013, 2012, and 2011.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2013	109,770	$76.37	106,666	$100.54
2012	152,180	78.32	99,455	76.37
2011	303,863	58.32	125,360	77.53

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted shares and deferred stock units generally vest four years from the date of grant or upon the attainment of a defined age and years of service, subject to certain retention requirements.

Debt and Financing Arrangements	12 Months Ended
Apr. 30, 2013
Debt and Financing Arrangements [Abstract]
Debt and Financing Arrangements
NOTE 10	DEBT AND FINANCING ARRANGEMENTS

Long-term debt consists of the following:

	Year Ended April 30,
	2013	2012
4.78% Senior Notes due June 1, 2014	$100.0	$100.0
6.12% Senior Notes due November 1, 2015	24.0	24.0
6.63% Senior Notes due November 1, 2018	395.0	397.9
3.50% Senior Notes due October 15, 2021	748.8	748.6
5.55% Senior Notes due April 1, 2022	350.0	400.0
4.50% Senior Notes due June 1, 2025	400.0	400.0

Total long-term debt	$2,017.8	$2,070.5
Current portion of long-term debt	50.0	50.0

Total long-term debt, less current portion	$1,967.8	$2,020.5

The 3.50 percent Senior Notes were issued in a public offering and the remaining Senior Notes were privately placed. The Senior Notes are unsecured and interest is paid semiannually. Scheduled payments are required on the 5.55 percent Senior Notes, of which $50.0 is due on April 1, 2014, and on the 4.50 percent Senior Notes, the first of which is $100.0 on June 1, 2020. During 2013, $50.0 was paid on the 5.55 percent Senior Notes as required. We may prepay at any time all or part of the Senior Notes at 100 percent of the principal amount thereof, together with accrued and unpaid interest, and any applicable make-whole amount. Interest paid totaled $97.7, $86.6, and $62.1 in 2013, 2012, and 2011, respectively.

We have a $1.0 billion revolving credit facility available with a group of nine banks that matures in July 2016. Our borrowings under the credit facility bear interest based on the prevailing U.S. Prime Rate, Canadian Base Rate, London Interbank Offered Rate, or Canadian Dealer Offered Rate, based on our election. Interest is payable either on a quarterly basis or at the end of the borrowing term. At April 30, 2013, we did not have a balance outstanding under the revolving credit facility. We had standby letters of credit of approximately $8.1 outstanding at April 30, 2013.

Our debt instruments contain certain financial covenant restrictions including consolidated net worth, a leverage ratio, and an interest coverage ratio. We are in compliance with all covenants.

Contingencies	12 Months Ended
Apr. 30, 2013
Contingencies [Abstract]
Contingencies

NOTE 11	CONTINGENCIES

We, like other food manufacturers, are from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. We are currently a defendant in a variety of such legal proceedings. We cannot predict with certainty the ultimate results of these proceedings or reasonably determine a range of potential loss. Our policy is to accrue costs for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, we do not believe the final outcome of these proceedings will have a material adverse effect on our financial position, results of operations, or cash flows.

Derivative Financial Instruments	12 Months Ended
Apr. 30, 2013
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
NOTE 12	DERIVATIVE FINANCIAL INSTRUMENTS

We are exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility related to these exposures, we enter into various derivative transactions. We have policies in place that define acceptable instrument types we may enter into and establish controls to limit our market risk exposure.

Commodity Price Management: We enter into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of key raw materials, notably green coffee, edible oils, and flour. We also enter into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.

Certain of our derivative instruments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive loss to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.

The commodities hedged have a high inverse correlation to price changes of the derivative commodity instrument. Thus, we would expect that any gain or loss in the estimated fair value of the derivatives would generally be offset by an increase or decrease in the estimated fair value of the underlying exposures.

Foreign Currency Exchange Rate Hedging: We utilize foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets in Canada. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive loss. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.

Interest Rate Hedging: We utilize derivative instruments to manage changes in the fair value of our debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. If the contract is designated as a cash flow hedge, the mark-to-market gains or losses on the swap are deferred and included as a component of accumulated other comprehensive loss to the extent effective, and reclassified to interest expense in the period during which the hedged transaction affects earnings. If the contract is designated as a fair value hedge, the swap would be recognized at fair value on the balance sheet and changes in the fair value would be recognized in interest expense. Generally, changes in the fair value of the derivative are equal to changes in the fair value of the underlying debt and have no impact on earnings. There were no interest rate swaps outstanding at April 30, 2013 and 2012.

The following table sets forth the fair value of derivative instruments recognized in the Consolidated Balance Sheets.

	April 30, 2013		April 30, 2012
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$2.1	$2.0	$6.6	$19.5

Total derivatives designated as hedging instruments	$2.1	$2.0	$6.6	$19.5

Derivatives not designated as hedging instruments:
Commodity contracts	$3.6	$2.3	$3.1	$3.6
Foreign currency exchange contracts	0.7	0.2	0.4	1.0

Total derivatives not designated as hedging instruments	$4.3	$2.5	$3.5	$4.6

Total derivative instruments	$6.4	$4.5	$10.1	$24.1

We have elected to not offset fair value amounts recognized for commodity derivative instruments and the cash margin accounts executed with the same counterparty. We maintained cash margin accounts of $5.5 and $32.5 at April 30, 2013 and 2012, respectively, that are included in other current assets in the Consolidated Balance Sheets.

The following table presents information on pre-tax commodity contract net gains and losses recognized on derivatives designated as cash flow hedges.

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$(27.5)	$(31.8)
(Losses) gains reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	(39.6)	1.9

Change in accumulated other comprehensive loss	$12.1	$(33.7)

Losses recognized in cost of products sold (ineffective portion)	$(0.9)	$(0.9)

Included as a component of accumulated other comprehensive loss at April 30, 2013 and 2012, were deferred pre-tax net losses of $12.2 and $24.3, respectively, related to commodity contracts. The related tax impact recognized in accumulated other comprehensive loss was a benefit of $4.4 and $8.8 at April 30, 2013 and 2012, respectively. The entire amount of the deferred net loss included in accumulated other comprehensive loss at April 30, 2013, is expected to be recognized in earnings within one year as the related commodity is sold.

The following table presents information on the pre-tax losses recognized on the interest rate swap designated as a cash flow hedge.

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$—	$(6.2)
Losses reclassified from accumulated other comprehensive loss to interest expense (effective portion)	(0.5)	(0.3)

Change in accumulated other comprehensive loss	$0.5	$(5.9)

Included as a component of accumulated other comprehensive loss at April 30, 2013 and 2012, were deferred pre-tax losses of $5.4 and $5.9, respectively, related to the interest rate swap that was terminated in October 2011. The related tax benefit recognized in accumulated other comprehensive loss was $1.9 and $2.1 at April 30, 2013 and 2012, respectively. Approximately $0.6 of the pre-tax loss will be recognized over the next 12 months.

The following table presents the net realized and unrealized gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2013	2012
Unrealized gains (losses) on commodity contracts	$6.1	$(7.8)
Unrealized gains (losses) on foreign currency exchange contracts	0.5	(0.8)

Total unrealized gains (losses) recognized in cost of products sold	$6.6	$(8.6)

Realized (losses) gains on commodity contracts	$(1.5)	$24.1
Realized gains on foreign currency exchange contracts	0.8	1.8

Total realized (losses) gains recognized in cost of products sold	$(0.7)	$25.9

Total gains recognized in cost of products sold	$5.9	$17.3

The following table presents the gross contract notional value of outstanding derivative contracts.

	Year Ended April 30,
	2013	2012
Commodity contracts	$347.6	$983.4
Foreign currency exchange contracts	56.8	94.4

Other Financial Instruments and Fair Value Measurements	12 Months Ended
Apr. 30, 2013
Other Financial Instruments and Fair Value Measurements [Abstract]
Other Financial Instruments and Fair Value Measurements
NOTE 13	OTHER FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Financial instruments, other than derivatives, that potentially subject us to significant concentrations of credit risk consist principally of cash investments and trade receivables. The carrying value of these financial instruments approximates fair value. With respect to trade receivables, we believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect our results other than as discussed in Major Customer of Note 1: Accounting Policies. We do not require collateral from our customers. Our other financial instruments, with the exception of long-term debt, are recognized at estimated fair value in the Consolidated Balance Sheets.

The following table provides information on the carrying amount and fair value of our financial instruments.

	April 30, 2013		April 30, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments	$48.8	$48.8	$36.2	$36.2
Derivative financial instruments – net	1.9	1.9	(14.0)	(14.0)
Long-term debt	(2,017.8)	(2,388.1)	(2,070.5)	(2,443.5)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions.

The following tables summarize the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for our financial instruments.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Other investments: (A)
Equity mutual funds	$21.6	$—	$—	$21.6
Municipal obligations	—	26.6	—	26.6
Other investments	0.6	—	—	0.6
Derivatives: (B)
Commodity contracts – net	0.7	0.7	—	1.4
Foreign currency exchange contracts – net	—	0.5	—	0.5
Long-term debt (C)	(803.6)	(1,584.5)	—	(2,388.1)

Total financial instruments measured at fair value	$(780.7)	$(1,556.7)	$—	$(2,337.4)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Other investments: (A)
Equity mutual funds	$14.7	$—	$—	$14.7
Municipal obligations	—	20.4	—	20.4
Other investments	1.1	—	—	1.1
Derivatives: (B)
Commodity contracts – net	(12.8)	(0.6)	—	(13.4)
Foreign currency exchange contracts – net	—	(0.6)	—	(0.6)
Long-term debt (C)	(777.0)	(1,666.5)	—	(2,443.5)

Total financial instruments measured at fair value	$(774.0)	$(1,647.3)	$—	$(2,421.3)

(A)

Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data. As of April 30, 2013, our municipal obligations are scheduled to mature as follows: $1.0 in 2014, $2.2 in 2015, $0.6 in 2016, $1.8 in 2017, and the remaining $21.0 in 2018 and beyond.

(B)

Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 12: Derivative Financial Instruments.

(C)

Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.

Income Taxes	12 Months Ended
Apr. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14	INCOME TAXES

Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2013	2012	2011
Domestic	$791.9	$706.4	$729.7
Foreign	25.4	(5.2)	(12.5)

Income before income taxes	$817.3	$701.2	$717.2

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2013	2012	2011
Current:
Federal	$262.1	$228.2	$271.4
Foreign	6.1	6.8	4.6
State and local	20.5	23.7	21.5
Deferred:
Federal	(15.6)	(10.2)	(51.0)
Foreign	0.9	(6.9)	(7.3)
State and local	(0.9)	(0.1)	(1.5)

Total income tax expense	$273.1	$241.5	$237.7

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.8	2.3	2.2
Domestic manufacturing deduction	(3.1)	(3.1)	(3.8)
Other items – net	(0.3)	0.2	(0.3)

Effective income tax rate	33.4%	34.4%	33.1%

Income taxes paid	$279.2	$257.8	$366.0

We are a voluntary participant in the Compliance Assurance Process (“CAP”) program offered by the Internal Revenue Service (“IRS”) and are currently under a CAP examination for the tax year ended April 30, 2013. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows us to remain current with our IRS examinations. The IRS has completed the CAP examinations for tax years ended April 30, 2010, April 30, 2011, and April 30, 2012. Tax years prior to 2010 are no longer subject to U.S. federal tax examination. With limited exceptions, we are no longer subject to examination for state and local jurisdictions for tax years prior to 2008 and for tax years prior to 2006 for foreign jurisdictions.

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2013	2012
Deferred tax liabilities:
Intangible assets	$1,019.6	$1,021.9
Property, plant, and equipment	94.4	102.6
Other	9.4	8.1

Total deferred tax liabilities	$1,123.4	$1,132.6

Deferred tax assets:
Post-employment and other employee benefits	$116.3	$107.5
Tax credit and loss carryforwards	1.5	2.5
Intangible assets	5.4	3.4
Other	37.7	40.7

Total deferred tax assets	$160.9	$154.1

Net deferred tax liability	$962.5	$978.5

The following table summarizes state and foreign loss and credit carryforwards at April 30, 2013.

	Related Tax Deduction	Deferred Tax Asset	Expiration Date
Tax carryforwards:
State loss carryforwards	$1.0	$0.1	2014 to 2030
State tax credit carryforwards	—	1.3	2019
Foreign jurisdictional tax credit carryforwards	—	0.1	2015

Total tax carryforwards	$1.0	$1.5

Deferred income taxes have not been provided on approximately $250.0 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Our unrecognized tax benefits as of April 30, 2013 and 2012, were $29.7 and $24.0, respectively. Of the unrecognized tax benefits, $20.6 and $16.4 would affect the effective tax rate, if recognized, as of April 30, 2013 and 2012, respectively. Our accrual for tax-related net interest and penalties totaled $2.0 and $1.7 as of April 30, 2013 and 2012, respectively. The amount of tax-related net interest and penalties charged to earnings totaled $0.3 and $0.1 during 2013 and 2012, respectively. Interest credited to earnings totaled $0.5 during 2011.

Within the next 12 months, it is reasonably possible that we could decrease our unrecognized tax benefits by an estimated $ 3.1, primarily as a result of the expiration of statute of limitations periods.

A reconciliation of our unrecognized tax benefits is as follows:

	2013	2012
Balance at May 1,	$24.0	$20.3
Increases:
Current year tax positions	4.8	3.6
Prior year tax positions	2.5	2.1
Foreign currency translation	—	0.2
Decreases:
Prior year tax positions	0.2	—
Settlement with tax authorities	1.0	0.3
Expiration of statute of limitations periods	0.4	1.9

Balance at April 30,	$29.7	$24.0

Guarantor and Non-Guarantor Financial Information	12 Months Ended
Apr. 30, 2013
Guarantor and Non Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
NOTE 15	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

In October 2011, we filed a registration statement on Form S-3 registering certain securities described therein, including debt securities which are guaranteed by certain of our subsidiaries. We issued $750.0 of 3.50 percent Senior Notes pursuant to the registration statement that are fully and unconditionally guaranteed, on a joint and several basis, by J. M. Smucker LLC and The Folgers Coffee Company (the “subsidiary guarantors”), which are 100 percent wholly-owned subsidiaries of the Company. A subsidiary guarantor will be released from its obligations under the indenture governing the notes (a) if we exercise our legal or covenant defeasance option or if our obligations under the indenture are discharged in accordance with the terms of the indenture or (b) upon delivery of an officer’s certificate to the trustee that the subsidiary guarantor does not guarantee our obligations under any of our other primary senior indebtedness and that any other guarantees of such primary senior indebtedness of the subsidiary guarantor have been released other than through discharges as a result of payment by such guarantor on such guarantees.

Condensed consolidated financial information for the Company, the subsidiary guarantors, and the non-guarantor subsidiaries is provided below. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with our 100 percent wholly-owned subsidiary guarantors and non-guarantor subsidiaries. We have accounted for investments in subsidiaries using the equity method.

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,447.6	$1,296.4	$5,430.3	$(5,276.6)	$5,897.7
Cost of products sold	3,957.3	1,190.6	4,015.0	(5,292.8)	3,870.1

Gross Profit	490.3	105.8	1,415.3	16.2	2,027.6
Selling, distribution, and administrative expenses, restructuring, merger and integration costs, and other special project costs	199.0	42.9	781.5	—	1,023.4
Amortization	4.8	—	92.0	—	96.8
Other operating (income) expense – net	(2.7)	(2.2)	1.9	—	(3.0)

Operating Income	289.2	65.1	539.9	16.2	910.4
Interest (expense) income – net	(94.4)	1.2	(0.2)	—	(93.4)
Other income (expense) – net	0.7	1.1	(1.5)	—	0.3
Equity in net earnings of subsidiaries	408.6	156.7	66.4	(631.7)	—

Income Before Income Taxes	604.1	224.1	604.6	(615.5)	817.3
Income taxes	59.9	0.4	212.8	—	273.1

Net Income	$544.2	$223.7	$391.8	$(615.5)	$544.2
Other comprehensive income, net of tax	7.4	9.0	4.1	(13.1)	7.4

Comprehensive Income	$551.6	$232.7	$395.9	$(628.6)	$551.6

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302.7	$1,547.8	$3,822.4	$(4,147.1)	$5,525.8
Cost of products sold	3,741.0	1,408.8	2,682.7	(4,151.9)	3,680.6

Gross Profit	561.7	139.0	1,139.7	4.8	1,845.2
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243.4	61.5	660.3	—	965.2
Amortization and impairment charges	11.2	—	81.5	—	92.7
Other operating (income) expense – net	(1.3)	(1.3)	11.6	—	9.0

Operating Income	308.4	78.8	386.3	4.8	778.3
Interest (expense) income – net	(80.7)	3.0	(2.1)	—	(79.8)
Other income (expense) – net	1,404.4	0.4	(3.6)	(1,398.5)	2.7
Equity in net earnings of subsidiaries	(1,095.0)	184.2	79.2	831.6	—

Income Before Income Taxes	537.1	266.4	459.8	(562.1)	701.2
Income taxes	77.3	1.2	163.0	—	241.5

Net Income	$459.8	$265.2	$296.8	$(562.1)	$459.7
Other comprehensive loss, net of tax	(87.7)	(23.1)	(49.8)	73.0	(87.6)

Comprehensive Income	$372.1	$242.1	$247.0	$(489.1)	$372.1

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,880.9	$2,805.6	$3,759.8	$(5,620.6)	$4,825.7
Cost of products sold	3,196.8	2,546.5	2,884.8	(5,600.9)	3,027.2

Gross Profit	684.1	259.1	875.0	(19.7)	1,798.5
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216.7	79.3	626.2	—	922.2
Amortization and impairment charges	5.2	64.6	21.6	—	91.4
Other operating (income) expense – net	(0.7)	(2.6)	3.9	—	0.6

Operating Income	462.9	117.8	223.3	(19.7)	784.3
Interest (expense) income – net	(67.7)	3.4	(2.8)	—	(67.1)
Other (expense) income – net	(1.3)	1.7	(0.4)	—	—
Equity in net earnings of subsidiaries	203.1	83.9	67.3	(354.3)	—

Income Before Income Taxes	597.0	206.8	287.4	(374.0)	717.2
Income taxes	117.5	21.8	98.4	—	237.7

Net Income	$479.5	$185.0	$189.0	$(374.0)	$479.5
Other comprehensive income (loss), net of tax	24.2	(45.9)	30.6	15.3	24.2

Comprehensive Income	$503.7	$139.1	$219.6	$(358.7)	$503.7

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.0	$—	$148.4	$—	$256.4
Inventories	—	225.9	733.2	(13.6)	945.5
Other current assets	320.4	3.3	69.6	—	393.3

Total Current Assets	428.4	229.2	951.2	(13.6)	1,595.2
Property, Plant, and Equipment – Net	230.9	445.1	466.5	—	1,142.5
Investments in Subsidiaries	7,950.9	3,856.6	146.6	(11,954.1)	—
Intercompany	(2,504.5)	324.8	941.3	1,238.4	—
Other Noncurrent Assets
Goodwill	1,082.0	—	1,970.9	—	3,052.9
Other intangible assets – net	509.8	—	2,579.6	—	3,089.4
Other noncurrent assets	72.0	13.7	66.1	—	151.8

Total Other Noncurrent Assets	1,663.8	13.7	4,616.6	—	6,294.1

Total Assets	$7,769.5	$4,869.4	$7,122.2	$(10,729.3)	$9,031.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$317.8	$104.9	$174.1	$—	$596.8
Noncurrent Liabilities
Long-term debt	1,967.8	—	—	—	1,967.8
Deferred income taxes	97.5	—	889.7	—	987.2
Other noncurrent liabilities	237.6	18.1	75.5	—	331.2

Total Noncurrent Liabilities	2,302.9	18.1	965.2	—	3,286.2

Total Liabilities	2,620.7	123.0	1,139.3	—	3,883.0

Total Shareholders’ Equity	5,148.8	4,746.4	5,982.9	(10,729.3)	5,148.8

Total Liabilities and Shareholders’ Equity	$7,769.5	$4,869.4	$7,122.2	$(10,729.3)	$9,031.8

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.3	$—	$121.4	$—	$229.7
Inventories	—	161.5	815.0	(14.9)	961.6
Other current assets	334.2	3.5	114.5	—	452.2

Total Current Assets	442.5	165.0	1,050.9	(14.9)	1,643.5
Property, Plant, and Equipment – Net	220.4	389.1	486.6	—	1,096.1
Investments in Subsidiaries	7,544.3	3,688.9	104.1	(11,337.3)	—
Intercompany	(1,859.8)	552.2	598.5	709.1	—
Other Noncurrent Assets
Goodwill	981.6	—	2,073.0	—	3,054.6
Other intangible assets – net	435.7	—	2,751.3	—	3,187.0
Other noncurrent assets	60.0	11.1	62.9	—	134.0

Total Other Noncurrent Assets	1,477.3	11.1	4,887.2	—	6,375.6

Total Assets	$7,824.7	$4,806.3	$7,127.3	$(10,643.1)	$9,115.2

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$323.6	$101.7	$191.6	$—	$616.9
Noncurrent Liabilities
Long-term debt	2,020.5	—	—	—	2,020.5
Deferred income taxes	104.8	0.3	887.6	—	992.7
Other noncurrent liabilities	212.4	20.0	89.3	—	321.7

Total Noncurrent Liabilities	2,337.7	20.3	976.9	—	3,334.9

Total Liabilities	2,661.3	122.0	1,168.5	—	3,951.8

Total Shareholders’ Equity	5,163.4	4,684.3	5,958.8	(10,643.1)	5,163.4

Total Liabilities and Shareholders’ Equity	$7,824.7	$4,806.3	$7,127.3	$(10,643.1)	$9,115.2

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$206.6	$53.9	$595.3	$—	$855.8

Investing Activities
Additions to property, plant, and equipment	(33.6)	(103.1)	(69.8)	—	(206.5)
Proceeds from disposal of property, plant, and equipment	—	0.1	3.2	—	3.3
Other – net	(9.5)	3.4	23.7	—	17.6

Net Cash Used for Investing Activities	(43.1)	(99.6)	(42.9)	—	(185.6)

Financing Activities
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(222.8)	—	—	—	(222.8)
Purchase of treasury shares	(364.2)	—	—	—	(364.2)
Proceeds from stock option exercises	2.2	—	—	—	2.2
Investments in subsidiaries	2.1	(181.7)	179.6	—	—
Intercompany	465.4	227.4	(692.8)	—	—
Other – net	3.5	—	(9.7)	—	(6.2)

Net Cash (Used for) Provided by Financing Activities	(163.8)	45.7	(522.9)	—	(641.0)
Effect of exchange rate changes on cash	—	—	(2.5)	—	(2.5)

Net (decrease) increase in cash and cash equivalents	(0.3)	—	27.0	—	26.7
Cash and cash equivalents at beginning of year	108.3	—	121.4	—	229.7

Cash and Cash Equivalents at End of Year	$108.0	$—	$148.4	$—	$256.4

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,622.9	$165.0	$(1,057.0)	$—	$730.9

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737.3)	—	(737.3)
Additions to property, plant, and equipment	(53.0)	(133.6)	(87.6)	—	(274.2)
Equity investment in affiliate	—	—	(35.9)	—	(35.9)
Proceeds from divestiture	—	—	9.3	—	9.3
Sales and maturities of marketable securities	18.6	—	—	—	18.6
Proceeds from disposal of property, plant, and equipment	0.2	0.4	3.4	—	4.0
Other – net	—	(3.5)	(16.9)	—	(20.4)

Net Cash Used for Investing Activities	(34.2)	(136.7)	(865.0)	—	(1,035.9)

Financing Activities
Proceeds from long-term debt	748.6	—	—	—	748.6
Quarterly dividends paid	(213.7)	—	—	—	(213.7)
Purchase of treasury shares	(315.8)	—	—	—	(315.8)
Proceeds from stock option exercises	2.8	—	—	—	2.8
Investments in subsidiaries	(2,935.4)	3,691.9	(756.5)	—	—
Intercompany	1,028.6	(3,720.2)	2,691.6	—	—
Other – net	(2.3)	—	—	—	(2.3)

Net Cash (Used for) Provided by Financing Activities	(1,687.2)	(28.3)	1,935.1	—	219.6
Effect of exchange rate changes on cash	—	—	(4.7)	—	(4.7)

Net (decrease) increase in cash and cash equivalents	(98.5)	—	8.4	—	(90.1)
Cash and cash equivalents at beginning of year	206.8	—	113.0	—	319.8

Cash and Cash Equivalents at End of Year	$108.3	$—	$121.4	$—	$229.7

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$212.4	$93.0	$86.2	$—	$391.6

Investing Activities
Additions to property, plant, and equipment	(59.1)	(53.4)	(67.6)	—	(180.1)
Purchases of marketable securities	(75.6)	—	—	—	(75.6)
Sales and maturities of marketable securities	57.1	—	—	—	57.1
Proceeds from disposal of property, plant, and equipment	1.1	0.3	4.4	—	5.8
Other – net	—	—	(0.1)	—	(0.1)

Net Cash Used for Investing Activities	(76.5)	(53.1)	(63.3)	—	(192.9)

Financing Activities
Repayments of long-term debt	(10.0)	—	—	—	(10.0)
Proceeds from long-term debt	400.0	—	—	—	400.0
Quarterly dividends paid	(194.0)	—	—	—	(194.0)
Purchase of treasury shares	(389.1)	—	—	—	(389.1)
Proceeds from stock option exercises	14.5	—	—	—	14.5
Investments in subsidiaries	419.9	(17.5)	(402.4)	—	—
Intercompany	(395.7)	(22.4)	418.1	—	—
Other – net	7.6	—	0.6	—	8.2

Net Cash (Used for) Provided by Financing Activities	(146.8	(39.9)	16.3	—	(170.4)
Effect of exchange rate changes on cash	—	—	7.9	—	7.9

Net (decrease) increase in cash and cash equivalents	(10.9)	—	47.1	—	36.2
Cash and cash equivalents at beginning of year	217.7	—	65.9	—	283.6

Cash and Cash Equivalents at End of Year	$206.8	$—	$113.0	$—	$319.8

( )	Denotes use of cash

Common Shares	12 Months Ended
Apr. 30, 2013
Common Shares [Abstract]
Common Shares

NOTE 16  COMMON SHARES

Voting: The Amended Articles of Incorporation (“Articles”) provide that each holder of a common share outstanding is entitled to one vote on each matter submitted to a vote of the shareholders except for the following specific matters:

•	any matter that relates to or would result in the dissolution or liquidation of the Company;

•

the adoption of any amendment of our Articles or Amended Regulations, or the adoption of amended Articles, other than the adoption of any amendment or amended Articles that increases the number of votes to which holders of our common shares are entitled or expands the matters to which time-phased voting applies;

•

any proposal or other action to be taken by our shareholders relating to the Rights Agreement, dated as of May 20, 2009, between the Company and Computershare Trust Company, N.A. or any successor plan;

•	any matter relating to any stock option plan, stock purchase plan, executive compensation plan, executive benefit plan, or other similar plan, arrangement, or agreement;

•

adoption of any agreement or plan of or for the merger, consolidation, or majority share acquisition of us or any of our subsidiaries with or into any other person, whether domestic or foreign, corporate or noncorporate, or the authorization of the lease, sale, exchange, transfer, or other disposition of all, or substantially all, of our assets;

•

any matter submitted to our shareholders pursuant to Article Fifth (which relates to procedures applicable to certain business combinations) or Article Seventh (which relates to procedures applicable to certain proposed acquisitions of specified percentages of our outstanding common shares) of the Articles, as they may be further amended, or any issuance of our common shares for which shareholder approval is required by applicable stock exchange rules; and

•

any matter relating to the issuance of our commonshares or the repurchase of our common shares that the Board determines is required or appropriate to be submitted to our shareholders under the Ohio Revised Code or applicable stock exchange rules.

On the matters listed above, common shares are entitled to 10 votes per share if they meet the requirements set forth in the Articles. Common shares which would be entitled to 10 votes per share must meet one of the following criteria:

•	common shares for which there has not been a change in beneficial ownership in the past four years; or

•	common shares received through our various equity plans which have not been sold or otherwise transferred.

In the event of a change in beneficial ownership, the new owner of that common share will be entitled to only one vote with respect to that share on all matters until four years pass without a further change in beneficial ownership of the share.

Shareholders’ Rights Plan: Pursuant to a Shareholders’ Rights Plan adopted by the Board of Directors on May 20, 2009, one share purchase right is associated with each of our outstanding common shares.

Under the plan, the rights will initially trade together with our common shares and will not be exercisable. In the absence of further action by the directors, the rights generally will become exercisable and allow the holder to acquire our common shares at a discounted price if a person or group acquires 10 percent or more of our outstanding common shares. Rights held by persons who exceed the applicable threshold will be void. Shares held by members of the Smucker family are not subject to the threshold. If exercisable, each right entitles the shareholder to buy one common share at a discounted price. Under certain circumstances, the rights will entitle the holder to buy shares in an acquiring entity at a discounted price.

The plan also includes an exchange option. In general, if the rights become exercisable, the directors may, at their option, effect an exchange of part or all of the rights, other than rights that have become void, for common shares. Under this option, we would issue one common share for each right, in each case subject to adjustment in certain circumstances.

Our directors may, at their option, redeem all rights for $0.001 per right, generally at any time prior to the rights becoming exercisable. The rights will expire June 3, 2019, unless earlier redeemed, exchanged, or amended by the directors.

Repurchase Programs: We repurchased 4.0 million common shares for $359.4 in 2013, approximately 4.1 million common shares for $305.3 in 2012, and approximately 5.7 million common shares for $381.5 in 2011.

At April 30, 2013, approximately 4.9 million common shares were available for repurchase under the Board of Directors’ most recent authorization. Subsequent to April 30, 2013, we repurchased approximately 0.6 million common shares for $60.8, utilizing proceeds of $29.0 from our revolving credit facility. Approximately 4.3 million shares remain available for repurchase as of June 18, 2013.

Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires that we make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives and residual values for depreciation and amortization, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition: We recognize revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectability is reasonably assured. Trade marketing and merchandising programs are classified as a reduction of sales. A provision for estimated returns and allowances is recognized as a reduction of sales at the time revenue is recognized.

Major Customer

Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 26 percent of net sales in 2013, 2012, and 2011. These sales are primarily included in the two U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2013 and 2012, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $92.0 and $84.1, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.
Trade Marketing and Merchandising Programs

Trade Marketing and Merchandising Programs: In order to support our products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. We regularly review and revise, when we deem necessary, estimates of costs for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expenditures and actual performance are recognized as a change in estimate in a subsequent period. As the total promotional expenditures, including amounts classified as a reduction of sales, represented 25 percent of net sales in 2013, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.

Advertising Expense	Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $131.6, $119.6, and $115.1 in 2013, 2012, and 2011, respectively.
Research and Development Costs	Research and Development Costs: Total research and development costs were $24.7, $21.9, and $21.0 in 2013, 2012, and 2011, respectively.
Share-Based Payments

Share-Based Payments: Share-based compensation expense is recognized on a straight-line basis over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.

The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2013	2012	2011
Share-based compensation expense included in selling, distribution, and administrative expenses	$20.5	$19.3	$19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	$21.3	$21.8	$24.3

Related income tax benefit	$7.1	$7.5	$8.1

As of April 30, 2013, total unrecognized share-based compensation cost related to nonvested share-based awards was $31.4. The weighted-average period over which this amount is expected to be recognized is 2.9 years.

Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2013, 2012, and 2011, the actual tax-deductible benefit realized from share-based compensation was $2.9, $4.8, and $7.3, respectively, including $2.9, $4.8, and $7.0, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other – net, under financing activities in the Statements of Consolidated Cash Flows.

Defined Contribution Plans

Defined Contribution Plans: We offer employee savings plans for domestic and Canadian employees. Our contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2013, 2012, and 2011 were $18.6, $16.1, and $16.4, respectively. For information on our defined benefit plans, see Note 8: Pensions and Other Postretirement Benefits.

Income Taxes

Income Taxes: We account for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.

We account for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under FASB ASC 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.

In accordance with the requirements of FASB ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. We recognize net interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents	Cash and Cash Equivalents: We consider all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables

Trade Receivables: In the normal course of business, we extend credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. We evaluate our trade receivables and establish an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, we record a specific reserve for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after we determine the potential for recovery is remote. At April 30, 2013 and 2012, the allowance for doubtful accounts was $1.3 and $1.7, respectively. The net provision for the allowance for doubtful accounts decreased $0.4 and $0.2 in 2013 and 2012, respectively, and increased $0.4 in 2011. We believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect results other than as discussed in Major Customer.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $64.0 and $78.3 at April 30, 2013 and 2012, respectively.

Derivative Financial Instruments

Derivative Financial Instruments: We utilize derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and interest rate swaps to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. We have policies in place that define acceptable instrument types we may enter into and establish controls to limit our market risk exposure. We account for these derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive loss to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. Derivatives designated as fair value hedges that are used to hedge against changes in the fair value of the underlying long-term debt are recognized at fair value on the Consolidated Balance Sheets. Changes in the fair value of the derivative are recognized in the Statements of Consolidated Income and are offset by the change in the fair value of the underlying long-term debt. For additional information, see Note 12: Derivative Financial Instruments.

Property, Plant, and Equipment

Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements). Coffee brew equipment is included in machinery and equipment in the Consolidated Balance Sheets and was $39.2 and $37.1 at April 30, 2013 and 2012, respectively.

We lease certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2013, 2012, and 2011 totaled $59.2, $56.5, and $57.6, respectively. As of April 30, 2013, our minimum operating lease obligations were as follows: $24.5 in 2014, $16.6 in 2015, $16.1 in 2016, $14.5 in 2017, and $13.7 in 2018.

In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net undiscounted cash flows we estimate to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds their estimated fair value. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of a business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. We conduct our annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique is utilized to estimate the fair value of our reporting units and indefinite-lived intangible assets. We also use a market-based approach to estimate the fair value of our reporting units. For annual impairment testing purposes, we have six reporting units. The discount rates utilized in the cash flow analyses are developed using a weighted-average cost of capital methodology. In addition to the annual test, we test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note 7: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments

Marketable Securities and Other Investments: Under our investment policy, we may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. We determine the appropriate categorization of debt securities at the time of purchase and reevaluate such designation at each balance sheet date. We typically categorize all debt securities as available for sale, as we have the intent to convert these investments into cash if and when needed. Classification of available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is consistent with the security’s maturity date, if applicable.

Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive loss. All available-for-sale marketable securities had matured or were sold prior to April 30, 2012, other than the funds associated with nonqualified retirement plans discussed below. Proceeds of $18.6 and $57.1 were realized upon maturity or sale of available-for-sale marketable securities in 2012 and 2011, respectively. We use specific identification to determine the basis on which securities are sold.

We also maintain funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2013 and 2012, the fair value of these investments was $48.8 and $36.2, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive loss at April 30, 2013 and 2012, were unrealized gains of $7.1 and $4.0, respectively. The related tax expense recognized in accumulated other comprehensive loss was $2.6 and $1.5 at April 30, 2013 and 2012, respectively.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities of foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive loss. Included in accumulated other comprehensive loss at April 30, 2013 and 2012, were foreign currency gains of $61.5 and $67.0, respectively.

Recently Issued Accounting Standards

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and required the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 did not change the components that are recognized in net income or other comprehensive income. ASU 2011-05 was effective in 2013, and we elected to present net income and other comprehensive income in two separate but consecutive statements. In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income be presented on the financial statements or in a note to the financial statements. ASU 2013-02 becomes effective in 2014 and will be applied prospectively. We do not anticipate that the adoption of ASU 2013-02 will impact our financial statements, but will expand our disclosures related to amounts reclassified out of accumulated other comprehensive income.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about financial instruments and transactions eligible for offset in the consolidated balance sheet. In January 2013, the FASB issued ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. ASU 2011-11, as clarified by ASU 2013-01, will be effective for us on May 1, 2013, and will require retrospective application. We do not anticipate that the adoption of ASU 2011-11, as clarified by ASU 2013-01, will impact our financial statements, but will expand our disclosures related to financial instruments.

The FASB issued ASU 2011-08, Testing Goodwill for Impairment, and ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, in September 2011 and July 2012, respectively. ASU 2011-08 and ASU 2012-02 simplify the guidance for testing impairment of goodwill and indefinite-lived intangible assets by allowing the option to perform a qualitative test to assess the likelihood that the estimated fair value is less than the carrying amount. ASU 2011-08 was effective for our February 1, 2013 annual impairment test. ASU 2012-02 will be effective for our February 1, 2014 annual impairment test, but early adoption is permitted. The adoption of ASU 2011-08 did not change the process for our February 1, 2013 impairment test and did not impact our financial statements or related disclosures. We do not anticipate that the adoption of ASU 2012-02 will change the process for our February 1, 2014 impairment test.

Risks and Uncertainties

Risks and Uncertainties: The raw materials we use are primarily commodities, agricultural-based products, and packaging materials. The principal packaging materials we use are glass, plastic, steel cans, caps, carton board, and corrugate. The fruit and vegetable raw materials used in the production of our food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, speculative influences, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although we have elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, we believe that we will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. We have not historically encountered significant shortages of key raw materials. We consider our relationships with key material suppliers to be good.

Of our total employees, 28 percent are covered by union contracts at nine locations. The contracts vary in term depending on the location, with four contracts expiring in 2014, representing 8 percent of our total employees.

We insure our business and assets in each country against insurable risks, to the extent that we deem appropriate, based upon an analysis of the relative risks and costs.

Reclassifications	Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.

Recently Issued Accounting Standards (Policies)	12 Months Ended
Apr. 30, 2013
Recently Issued Accounting Standards [Abstract]
ASU 2011-05, Presentation of Comprehensive Income

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and required the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 did not change the components that are recognized in net income or other comprehensive income. ASU 2011-05 was effective in 2013, and we elected to present net income and other comprehensive income in two separate but consecutive statements.

ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income be presented on the financial statements or in a note to the financial statements. ASU 2013-02 becomes effective in 2014 and will be applied prospectively. We do not anticipate that the adoption of ASU 2013-02 will impact our financial statements, but will expand our disclosures related to amounts reclassified out of accumulated other comprehensive income.

ASU 2011-11, Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about financial instruments and transactions eligible for offset in the consolidated balance sheet. In January 2013, the FASB issued ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. ASU 2011-11, as clarified by ASU 2013-01, will be effective for us on May 1, 2013, and will require retrospective application. We do not anticipate that the adoption of ASU 2011-11, as clarified by ASU 2013-01, will impact our financial statements, but will expand our disclosures related to financial instruments.

ASU 2012-02, Intangibles - Goodwill and Other

The FASB issued ASU 2011-08, Testing Goodwill for Impairment, and ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, in September 2011 and July 2012, respectively. ASU 2011-08 and ASU 2012-02 simplify the guidance for testing impairment of goodwill and indefinite-lived intangible assets by allowing the option to perform a qualitative test to assess the likelihood that the estimated fair value is less than the carrying amount. ASU 2011-08 was effective for our February 1, 2013 annual impairment test. ASU 2012-02 will be effective for our February 1, 2014 annual impairment test, but early adoption is permitted. The adoption of ASU 2011-08 did not change the process for our February 1, 2013 impairment test and did not impact our financial statements or related disclosures. We do not anticipate that the adoption of ASU 2012-02 will change the process for our February 1, 2014 impairment test.

Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Share based payments

	Year Ended April 30,
	2013	2012	2011
Share-based compensation expense included in selling, distribution, and administrative expenses	$20.5	$19.3	$19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	$21.3	$21.8	$24.3

Related income tax benefit	$7.1	$7.5	$8.1

Acquisitions (Tables)	12 Months Ended
Apr. 30, 2013
Acquisitions [Abstract]
Estimated fair values of the assets acquired and liabilities assumed

Assets acquired:
Cash and cash equivalents	$1.2
Other current assets	42.6
Property, plant, and equipment	92.8
Goodwill	149.9
Intangible assets	138.9
Other noncurrent assets	0.9

Total assets acquired	$426.3

Liabilities assumed:
Current liabilities	$3.6
Noncurrent liabilities	2.1

Total liabilities assumed	$5.7

Net assets acquired	$420.6

Assets acquired:
Current assets	$34.0
Property, plant, and equipment	29.2
Goodwill	91.7
Intangible assets	213.5

Total assets acquired	$368.4

Liabilities assumed:
Current liabilities	$5.6

Total liabilities assumed	$5.6

Net assets acquired	$362.8

The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92.0
Technology (10-year useful life)	23.8
Trademarks (6-year weighted-average useful life)	23.1

Total intangible assets	$138.9

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147.8
Trademark (10-year useful life)	1.6
Intangible assets with indefinite lives:
Trademarks	64.1

Total intangible assets	$213.5

Restructuring (Tables)	12 Months Ended
Apr. 30, 2013
Restructuring [Abstract]
Restructuring and related charges

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$102.0	$67.0	$42.5	$39.0	$9.5	$260.0

Balance at May 1, 2010	$—	$1.1	$—	$—	$—	$1.1
Charge to expense	53.6	36.0	6.2	5.2	1.0	102.0
Cash payments	—	(18.4)	(6.2)	(5.2)	(1.0)	(30.8)
Noncash utilization	(53.6)	(8.5)	—	—	—	(62.1)

Balance at April 30, 2011	$—	$10.2	$—	$—	$—	$10.2
Charge to expense	34.2	20.4	13.0	10.6	2.9	81.1
Cash payments	—	(13.8)	(13.0)	(10.6)	(2.9)	(40.3)
Noncash utilization	(34.2)	(8.0)	—	—	—	(42.2)

Balance at April 30, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7

Remaining expected restructuring charge	$2.1	$6.1	$9.5	$12.4	$2.3	$32.4

Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2013
Segment Reporting [Abstract]
Segmental and geographical information
	Year Ended April 30,
	2013	2012	2011
Net sales:
U.S. Retail Coffee	$2,306.5	$2,297.7	$1,930.9
U.S. Retail Consumer Foods	2,214.8	2,094.5	1,953.0
International, Foodservice, and Natural Foods	1,376.4	1,133.6	941.8

Total net sales	$5,897.7	$5,525.8	$4,825.7

Segment profit:
U.S. Retail Coffee	$607.5	$543.0	$536.1
U.S. Retail Consumer Foods	415.3	393.3	406.5
International, Foodservice, and Natural Foods	198.2	168.6	159.6

Total segment profit	$1,221.0	$1,104.9	$1,102.2

Interest expense – net	(93.4)	(79.8)	(67.1)
Share-based compensation expense	(20.5	(19.3)	(19.9)
Cost of products sold – restructuring and merger and integration	(11.5)	(43.2)	(54.1)
Other restructuring and merger and integration costs	(42.8)	(72.5)	(59.1)
Other special project costs	(6.7)	—	—
Corporate administrative expenses	(229.1)	(191.6)	(184.8)
Other income – net	0.3	2.7	—

Income before income taxes	$817.3	$701.2	$717.2

Assets:
U.S. Retail Coffee	$4,882.4	$5,033.6	$4,830.1
U.S. Retail Consumer Foods	2,618.2	2,612.7	2,416.0
International, Foodservice, and Natural Foods	1,201.3	1,179.6	684.4
Unallocated (A)	329.9	289.3	394.1

Total assets	$9,031.8	$9,115.2	$8,324.6

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$100.7	$102.3	$95.4
U.S. Retail Consumer Foods	47.1	46.7	43.3
International, Foodservice, and Natural Foods	63.7	37.7	41.7
Unallocated (B)	39.4	64.9	76.8

Total depreciation, amortization, and impairment charges	$250.9	$251.6	$257.2

Additions to property, plant, and equipment:
U.S. Retail Coffee	$46.5	$86.9	$59.9
U.S. Retail Consumer Foods	85.1	159.5	88.2
International, Foodservice, and Natural Foods	74.9	27.8	32.0

Total additions to property, plant, and equipment	$206.5	$274.2	$180.1

(A)	Primarily represents unallocated cash and cash equivalents and corporate-held investments.

(B)	Primarily represents unallocated depreciation expense included in cost of products sold – restructuring and merger and integration and corporate administrative expense.

Segmental information related to net sales and assets by geographic location

	Year Ended April 30,
	2013	2012	2011
Net sales:
Domestic	$5,355.9	$5,014.7	$4,358.1
International:
Canada	$459.5	$447.0	$409.7
All other international	82.3	64.1	57.9

Total international	$541.8	$511.1	$467.6

Total net sales	$5,897.7	$5,525.8	$4,825.7

Assets: (A)
Domestic	$8,585.4	$8,683.5	$7,912.3
International:
Canada	$396.3	$386.0	$406.6
All other international	50.1	45.7	5.7

Total international	$446.4	$431.7	$412.3

Total assets	$9,031.8	$9,115.2	$8,324.6

Long-lived assets (excluding goodwill and other intangible assets):
Domestic	$1,234.7	$1,164.8	$886.0
International:
Canada	$20.6	$28.1	$48.1
All other international	39.0	37.2	0.7

Total international	$59.6	$65.3	$48.8

Total long-lived assets (excluding goodwill and other intangible assets)	$1,294.3	$1,230.1	$934.8

(A)	Amounts in 2012, previously recognized in domestic, were adjusted to reflect the Seamild equity investment as all other international. See Note 3: Equity Method Investment for additional information.

Product sales information

	Year Ended April 30,
	2013	2012	2011
Coffee	48%	48%	44%
Peanut butter	13	12	12
Fruit spreads	6	7	8
Shortening and oils	6	7	7
Baking mixes and frostings	6	6	6
Canned milk	4	5	5
Flour and baking ingredients	4	5	5
Juices and beverages	3	2	3
Frozen handheld	3	2	2
Portion control	2	2	3
Toppings and syrups	2	2	2
Other	3	2	3

Total product sales	100%	100%	100%

Earnings per Share (Tables)	12 Months Ended
Apr. 30, 2013
Earnings Per Share [Abstract]
Computation of earnings per common share, basic and diluted

	Year Ended April 30,
	2013	2012	2011
Net income	$544.2	$459.7	$479.5
Net income allocated to participating securities	4.7	4.2	4.7

Net income allocated to common stockholders	$539.5	$455.5	$474.8

Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Dilutive effect of stock options	23,256	49,616	110,335

Weighted-average common shares outstanding – assuming dilution	107,904,775	112,262,293	117,119,697

Net income per common share	$5.00	$4.06	$4.06

Net income per common share – assuming dilution	$5.00	$4.06	$4.05

Weighted-average shares, basic and diluted

	Year Ended April 30,
	2013	2012	2011
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Weighted-average participating shares outstanding	946,378	1,051,274	1,156,389

Weighted-average shares outstanding	108,827,897	113,263,951	118,165,751
Dilutive effect of stock options	23,256	49,616	110,335

Weighted-average shares outstanding – assuming dilution	108,851,153	113,313,567	118,276,086

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Summary of changes in the company's goodwill

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2011	$1,635.4	$1,036.1	$141.2	$2,812.7
Acquisitions	84.8	—	156.8	241.6
Other	0.1	(0.9)	1.1	0.3

Balance at April 30, 2012	$1,720.3	$1,035.2	$299.1	$3,054.6
Other	—	(0.6)	(1.1)	(1.7)

Balance at April 30, 2013	$1,720.3	$1,034.6	$298.0	$3,052.9

Other intangible assets and related accumulated amortization and impairment charges

	April 30, 2013			April 30, 2012
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415.1	$314.8	$1,100.3	$1,415.1	$238.4	$1,176.7
Patents and technology	158.8	49.3	109.5	158.8	36.9	121.9
Trademarks	62.5	26.9	35.6	62.5	18.9	43.6

Total intangible assets subject to amortization	$1,636.4	$391.0	$1,245.4	$1,636.4	$294.2	$1,342.2

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855.6	$11.6	$1,844.0	$1,855.6	$10.8	$1,844.8

Total other intangible assets	$3,492.0	$402.6	$3,089.4	$3,492.0	$305.0	$3,187.0

Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2013
Pensions and Other Postretirement Benefits [Abstract]
Net periodic benefit cost

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2013	2012	2011	2013	2012	2011
Service cost	$8.8	$8.1	$7.5	$2.5	$2.3	$1.6
Interest cost	23.9	26.2	25.5	3.0	3.1	2.8
Expected return on plan assets	(25.3)	(27.0)	(26.8)	—	—	—
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	—	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Termination benefit cost	—	1.8	8.4	—	2.0	2.4

Net periodic benefit cost	$28.2	$21.8	$30.1	$5.1	$6.9	$5.8

Net change for the year in accumulated OCI before taxes
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(4.0)	$—	$(0.4)	$9.6	$—	$(0.9)
Net actuarial loss arising during the year	(20.5)	(82.1)	(13.5)	(4.5)	(4.2)	(7.8)
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	2.0	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Foreign currency translation	0.9	1.1	(2.0)	—	(0.1)	0.1

Net change for year	$(0.8)	$(68.3)	$(0.4)	$4.7	$(4.8)	$(9.6)

Weighted-average assumptions used in determining net periodic benefit costs

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.70%	5.50%	5.80%	4.70%	5.50%	5.80%
Expected return on plan assets	7.00	7.00	7.50	—	—	—
Rate of compensation increase	4.12	4.14	4.15	—	—	—
Canadian plans:
Discount rate	4.20%	5.00%	5.30%	4.20%	5.00%	5.30%
Expected return on plan assets	6.17	6.66	7.08	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

Combined status of the plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$561.7	$503.3	$68.8	$59.8
Service cost	8.8	8.1	2.5	2.3
Interest cost	23.9	26.2	3.0	3.1
Amendments	4.2	—	(9.6)	—
Actuarial loss	39.6	60.0	4.5	4.3
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.6)	(5.1)	(0.2)	(0.5)
Curtailment	(2.0)	0.4	—	(0.1)
Settlement	(14.8)	(5.0)	—	—
Termination benefit cost	—	1.8	—	2.0
Other adjustments	—	—	0.3	0.1

Benefit obligation at end of year	$575.7	$561.7	$67.1	$68.8

Change in plan assets:
Fair value of plan assets at beginning of year	$386.5	$407.6	$—	$—
Actual return on plan assets	44.2	5.2	—	—
Company contributions	40.0	11.4	2.2	2.2
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.1)	(4.7)	—	—
Settlement	(14.8)	(5.0)	—	—

Fair value of plan assets at end of year	$410.7	$386.5	$—	$—

Funded status of the plans	$(165.0)	$(175.2)	$(67.1)	$(68.8)

Defined benefit pensions	$(163.0)	$(147.6)	$—	$—
Accrued compensation	(2.0)	(27.6)	—	—
Postretirement benefits other than pensions	—	—	(67.1)	(68.8)

Net benefit liability	$(165.0)	$(175.2)	$(67.1)	$(68.8)

Amounts recognized in accumulated other comprehensive income (loss) before taxes

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Net actuarial (loss) gain	$(202.1)	$(204.4)	$(2.2)	$2.3
Prior service (cost) credit	(6.1)	(3.0)	10.9	1.7

Total recognized in accumulated other comprehensive loss	$(208.2)	$(207.4)	$8.7	$4.0

Assumptions used in determining the benefit obligations

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
U.S. plans:
Discount rate	3.99%	4.70%	3.80%	4.70%
Rate of compensation increase	4.12	4.14	—	—
Canadian plans:
Discount rate	3.65%	4.20%	3.70%	4.20%
Rate of compensation increase	3.00	4.00	—	—

One-percentage point annual change in the assumed health care cost

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.2	$0.2
Effect on benefit obligation	3.4	2.9

Company's Canadian pension and other postretirement benefit plans

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2013	2012	2013	2012
Benefit obligation at end of year	$125.7	$125.7	$13.5	$13.3
Fair value of plan assets at end of year	107.1	104.5	—	—

Funded status of the plans	$(18.6)	$(21.2)	$(13.5)	$(13.3)

Components of net periodic benefit cost:
Service cost	$1.3	$1.3	$—	$—
Interest cost	5.0	5.6	0.6	0.6
Expected return on plan assets	(6.2)	(7.0)	—	—
Amortization of net actuarial loss	1.7	3.0	—	—
Curtailment gain	—	—	—	(0.1)
Settlement loss	—	1.1	—	—

Net periodic benefit cost	$1.8	$4.0	$0.6	$0.5

Changes in plan assets:
Company contributions	$5.0	$6.1	$0.9	$0.8
Participant contributions	0.4	0.5	—	—
Benefits paid	(9.4)	(9.3)	(0.9)	(0.8)
Actual return on plan assets	8.7	3.1	—	—
Foreign currency translation	(2.1)	(4.7)	—	—
Settlement loss	—	(5.0)	—	—

Benefit obligations in excess of fair value of plan assets

	April 30,
	2013	2012
Accumulated benefit obligation for all pension plans	$539.0	$523.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$539.0	$523.6
Fair value of plan assets	410.7	386.5
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$575.7	$561.7
Fair value of plan assets	410.7	386.5

Major asset classes for the U.S. and Canadian defined benefit pension plans and fair value hierarchy levels
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Cash and cash equivalents (A)	$4.4	$—	$—	$4.4
Equity securities:
U.S. (B)	97.2	16.8	—	114.0
International (C)	72.1	12.9	—	85.0
Fixed-income securities:
Bonds (D)	147.7	—	—	147.7
Fixed income (E)	44.6	—	—	44.6
Other types of investments: (F)
Private equity funds	—	—	15.0	15.0

Total financial assets measured at fair value	$366.0	$29.7	$15.0	$410.7

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$14.0	$—	$—	$14.0
Equity securities:
U.S. (B)	79.6	16.9	—	96.5
International (C)	65.4	13.0	—	78.4
Fixed-income securities:
Bonds (D)	82.1	—	—	82.1
Fixed income (E)	76.9	—	—	76.9
Other types of investments: (F)
Hedge funds	—	—	22.3	22.3
Private equity funds	—	—	16.3	16.3

Total financial assets measured at fair value	$318.0	$29.9	$38.6	$386.5

(A)

This category includes money market holdings with maturities of three months or less and cash held in escrow for less than six months. These assets are classified as Level 1 and based on their short-term nature, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)

This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

In 2013, this category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. In 2012, this category was comprised of a core fixed-income fund that invested at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(F)

The hedge funds category is comprised of hedge funds of funds that invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. All hedge funds were sold prior to April 30, 2013. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.

Roll Forward of activity for Level 3 assets

		Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2012		$22.3	$16.3	$38.6
Purchases and sales – net		(22.8)	1.1	(21.7)
Actual return on plan assets sold during the period		0.5	—	0.5
Actual return on plan assets still held at reporting date		—	(2.4)	(2.4)

Balance at April 30, 2013		$—	$15.0	$15.0

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4.8	$37.4	$13.2	$55.4
Purchases and sales – net	3.0	(13.6)	1.1	(9.5)
Actual return on plan assets sold during the period	(7.8)	(0.9)	—	(8.7)
Actual return on plan assets still held at reporting date	—	(0.6)	2.0	1.4

Balance at April 30, 2012	$—	$22.3	$16.3	$38.6

Share-Based Payments (Tables)	12 Months Ended
Apr. 30, 2013
Share-Based Payments [Abstract]
Summary of the Company's stock option activity and related information

	Options	Weighted-Average Exercise Price
Outstanding at May 1, 2012	124,841	$42.18
Exercised	(77,408)	40.91

Outstanding and exercisable at April 30, 2013	47,433	$44.26

Summary of company's restricted shares, deferred shares, deferred stock units, and performance units

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2012	990,990	$55.95	99,455	$76.37
Granted	109,770	76.37	106,666	100.54
Converted	99,455	76.37	(99,455)	76.37
Vested	(199,642)	59.01	—	—
Forfeited	(15,359)	57.36	—	—

Outstanding at April 30, 2013	985,214	$59.64	106,666	$100.54

Weighted-average grant date fair values of the equity awards

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2013	109,770	$76.37	106,666	$100.54
2012	152,180	78.32	99,455	76.37
2011	303,863	58.32	125,360	77.53

Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2013
Debt and Financing Arrangements [Abstract]
Long-term debt

	Year Ended April 30,
	2013	2012
4.78% Senior Notes due June 1, 2014	$100.0	$100.0
6.12% Senior Notes due November 1, 2015	24.0	24.0
6.63% Senior Notes due November 1, 2018	395.0	397.9
3.50% Senior Notes due October 15, 2021	748.8	748.6
5.55% Senior Notes due April 1, 2022	350.0	400.0
4.50% Senior Notes due June 1, 2025	400.0	400.0

Total long-term debt	$2,017.8	$2,070.5
Current portion of long-term debt	50.0	50.0

Total long-term debt, less current portion	$1,967.8	$2,020.5

Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2013
Derivative Financial Instruments [Abstract]
Fair value of derivative instruments

	April 30, 2013		April 30, 2012
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$2.1	$2.0	$6.6	$19.5

Total derivatives designated as hedging instruments	$2.1	$2.0	$6.6	$19.5

Derivatives not designated as hedging instruments:
Commodity contracts	$3.6	$2.3	$3.1	$3.6
Foreign currency exchange contracts	0.7	0.2	0.4	1.0

Total derivatives not designated as hedging instruments	$4.3	$2.5	$3.5	$4.6

Total derivative instruments	$6.4	$4.5	$10.1	$24.1

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$(27.5)	$(31.8)
(Losses) gains reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	(39.6)	1.9

Change in accumulated other comprehensive loss	$12.1	$(33.7)

Losses recognized in cost of products sold (ineffective portion)	$(0.9)	$(0.9)

Interest rate contract gains and losses recognized on the derivative designated as a cash flow hedge

	Year Ended April 30,
	2013	2012
Losses recognized in other comprehensive income (loss) (effective portion)	$—	$(6.2)
Losses reclassified from accumulated other comprehensive loss to interest expense (effective portion)	(0.5)	(0.3)

Change in accumulated other comprehensive loss	$0.5	$(5.9)

Net realized and unrealized gains and losses recognized in cost of products of sold on derivatives not designated as qualified hedging instruments

	Year Ended April 30,
	2013	2012
Unrealized gains (losses) on commodity contracts	$6.1	$(7.8)
Unrealized gains (losses) on foreign currency exchange contracts	0.5	(0.8)

Total unrealized gains (losses) recognized in cost of products sold	$6.6	$(8.6)

Realized (losses) gains on commodity contracts	$(1.5)	$24.1
Realized gains on foreign currency exchange contracts	0.8	1.8

Total realized (losses) gains recognized in cost of products sold	$(0.7)	$25.9

Total gains recognized in cost of products sold	$5.9	$17.3

Outstanding derivative contracts

	Year Ended April 30,
	2013	2012
Commodity contracts	$347.6	$983.4
Foreign currency exchange contracts	56.8	94.4

Other Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2013
Other Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and fair value of financial instruments

	April 30, 2013		April 30, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments	$48.8	$48.8	$36.2	$36.2
Derivative financial instruments – net	1.9	1.9	(14.0)	(14.0)
Long-term debt	(2,017.8)	(2,388.1)	(2,070.5)	(2,443.5)

Financial assets (liabilities) measured at fair value on a recurring basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Other investments: (A)
Equity mutual funds	$21.6	$—	$—	$21.6
Municipal obligations	—	26.6	—	26.6
Other investments	0.6	—	—	0.6
Derivatives: (B)
Commodity contracts – net	0.7	0.7	—	1.4
Foreign currency exchange contracts – net	—	0.5	—	0.5
Long-term debt (C)	(803.6)	(1,584.5)	—	(2,388.1)

Total financial instruments measured at fair value	$(780.7)	$(1,556.7)	$—	$(2,337.4)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Other investments: (A)
Equity mutual funds	$14.7	$—	$—	$14.7
Municipal obligations	—	20.4	—	20.4
Other investments	1.1	—	—	1.1
Derivatives: (B)
Commodity contracts – net	(12.8)	(0.6)	—	(13.4)
Foreign currency exchange contracts – net	—	(0.6)	—	(0.6)
Long-term debt (C)	(777.0)	(1,666.5)	—	(2,443.5)

Total financial instruments measured at fair value	$(774.0)	$(1,647.3)	$—	$(2,421.3)

(A)

Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data. As of April 30, 2013, our municipal obligations are scheduled to mature as follows: $1.0 in 2014, $2.2 in 2015, $0.6 in 2016, $1.8 in 2017, and the remaining $21.0 in 2018 and beyond.

(B)

Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 12: Derivative Financial Instruments.

(C)

Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income taxes

	Year Ended April 30,
	2013	2012	2011
Domestic	$791.9	$706.4	$729.7
Foreign	25.4	(5.2)	(12.5)

Income before income taxes	$817.3	$701.2	$717.2

Components of the provision for income taxes

	Year Ended April 30,
	2013	2012	2011
Current:
Federal	$262.1	$228.2	$271.4
Foreign	6.1	6.8	4.6
State and local	20.5	23.7	21.5
Deferred:
Federal	(15.6)	(10.2)	(51.0)
Foreign	0.9	(6.9)	(7.3)
State and local	(0.9)	(0.1)	(1.5)

Total income tax expense	$273.1	$241.5	$237.7

Reconciliation of the statutory federal income tax rate and the effective income tax rate

	Year Ended April 30,
Percent of Pretax Income	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.8	2.3	2.2
Domestic manufacturing deduction	(3.1)	(3.1)	(3.8)
Other items – net	(0.3)	0.2	(0.3)

Effective income tax rate	33.4%	34.4%	33.1%

Income taxes paid	$279.2	$257.8	$366.0

Deferred tax assets and liabilities

	April 30,
	2013	2012
Deferred tax liabilities:
Intangible assets	$1,019.6	$1,021.9
Property, plant, and equipment	94.4	102.6
Other	9.4	8.1

Total deferred tax liabilities	$1,123.4	$1,132.6

Deferred tax assets:
Post-employment and other employee benefits	$116.3	$107.5
Tax credit and loss carryforwards	1.5	2.5
Intangible assets	5.4	3.4
Other	37.7	40.7

Total deferred tax assets	$160.9	$154.1

Net deferred tax liability	$962.5	$978.5

State and foreign loss and credit carryforwards

	Related Tax Deduction	Deferred Tax Asset	Expiration Date
Tax carryforwards:
State loss carryforwards	$1.0	$0.1	2014 to 2030
State tax credit carryforwards	—	1.3	2019
Foreign jurisdictional tax credit carryforwards	—	0.1	2015

Total tax carryforwards	$1.0	$1.5

Reconciliation of unrecognized tax benefits

	2013	2012
Balance at May 1,	$24.0	$20.3
Increases:
Current year tax positions	4.8	3.6
Prior year tax positions	2.5	2.1
Foreign currency translation	—	0.2
Decreases:
Prior year tax positions	0.2	—
Settlement with tax authorities	1.0	0.3
Expiration of statute of limitations periods	0.4	1.9

Balance at April 30,	$29.7	$24.0

Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Apr. 30, 2013
Guarantor and Non Guarantor Financial Information [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,447.6	$1,296.4	$5,430.3	$(5,276.6)	$5,897.7
Cost of products sold	3,957.3	1,190.6	4,015.0	(5,292.8)	3,870.1

Gross Profit	490.3	105.8	1,415.3	16.2	2,027.6
Selling, distribution, and administrative expenses, restructuring, merger and integration costs, and other special project costs	199.0	42.9	781.5	—	1,023.4
Amortization	4.8	—	92.0	—	96.8
Other operating (income) expense – net	(2.7)	(2.2)	1.9	—	(3.0)

Operating Income	289.2	65.1	539.9	16.2	910.4
Interest (expense) income – net	(94.4)	1.2	(0.2)	—	(93.4)
Other income (expense) – net	0.7	1.1	(1.5)	—	0.3
Equity in net earnings of subsidiaries	408.6	156.7	66.4	(631.7)	—

Income Before Income Taxes	604.1	224.1	604.6	(615.5)	817.3
Income taxes	59.9	0.4	212.8	—	273.1

Net Income	$544.2	$223.7	$391.8	$(615.5)	$544.2
Other comprehensive income, net of tax	7.4	9.0	4.1	(13.1)	7.4

Comprehensive Income	$551.6	$232.7	$395.9	$(628.6)	$551.6

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$4,302.7	$1,547.8	$3,822.4	$(4,147.1)	$5,525.8
Cost of products sold	3,741.0	1,408.8	2,682.7	(4,151.9)	3,680.6

Gross Profit	561.7	139.0	1,139.7	4.8	1,845.2
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	243.4	61.5	660.3	—	965.2
Amortization and impairment charges	11.2	—	81.5	—	92.7
Other operating (income) expense – net	(1.3)	(1.3)	11.6	—	9.0

Operating Income	308.4	78.8	386.3	4.8	778.3
Interest (expense) income – net	(80.7)	3.0	(2.1)	—	(79.8)
Other income (expense) – net	1,404.4	0.4	(3.6)	(1,398.5)	2.7
Equity in net earnings of subsidiaries	(1,095.0)	184.2	79.2	831.6	—

Income Before Income Taxes	537.1	266.4	459.8	(562.1)	701.2
Income taxes	77.3	1.2	163.0	—	241.5

Net Income	$459.8	$265.2	$296.8	$(562.1)	$459.7
Other comprehensive loss, net of tax	(87.7)	(23.1)	(49.8)	73.0	(87.6)

Comprehensive Income	$372.1	$242.1	$247.0	$(489.1)	$372.1

CONDENSED STATEMENTS OF CONSOLIDATED INCOME AND COMPREHENSIVE INCOME

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$3,880.9	$2,805.6	$3,759.8	$(5,620.6)	$4,825.7
Cost of products sold	3,196.8	2,546.5	2,884.8	(5,600.9)	3,027.2

Gross Profit	684.1	259.1	875.0	(19.7)	1,798.5
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216.7	79.3	626.2	—	922.2
Amortization and impairment charges	5.2	64.6	21.6	—	91.4
Other operating (income) expense – net	(0.7)	(2.6)	3.9	—	0.6

Operating Income	462.9	117.8	223.3	(19.7)	784.3
Interest (expense) income – net	(67.7)	3.4	(2.8)	—	(67.1)
Other (expense) income – net	(1.3)	1.7	(0.4)	—	—
Equity in net earnings of subsidiaries	203.1	83.9	67.3	(354.3)	—

Income Before Income Taxes	597.0	206.8	287.4	(374.0)	717.2
Income taxes	117.5	21.8	98.4	—	237.7

Net Income	$479.5	$185.0	$189.0	$(374.0)	$479.5
Other comprehensive income (loss), net of tax	24.2	(45.9)	30.6	15.3	24.2

Comprehensive Income	$503.7	$139.1	$219.6	$(358.7)	$503.7

CONDENSED CONSOLIDATED BALANCE SHEETS

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.0	$—	$148.4	$—	$256.4
Inventories	—	225.9	733.2	(13.6)	945.5
Other current assets	320.4	3.3	69.6	—	393.3

Total Current Assets	428.4	229.2	951.2	(13.6)	1,595.2
Property, Plant, and Equipment – Net	230.9	445.1	466.5	—	1,142.5
Investments in Subsidiaries	7,950.9	3,856.6	146.6	(11,954.1)	—
Intercompany	(2,504.5)	324.8	941.3	1,238.4	—
Other Noncurrent Assets
Goodwill	1,082.0	—	1,970.9	—	3,052.9
Other intangible assets – net	509.8	—	2,579.6	—	3,089.4
Other noncurrent assets	72.0	13.7	66.1	—	151.8

Total Other Noncurrent Assets	1,663.8	13.7	4,616.6	—	6,294.1

Total Assets	$7,769.5	$4,869.4	$7,122.2	$(10,729.3)	$9,031.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$317.8	$104.9	$174.1	$—	$596.8
Noncurrent Liabilities
Long-term debt	1,967.8	—	—	—	1,967.8
Deferred income taxes	97.5	—	889.7	—	987.2
Other noncurrent liabilities	237.6	18.1	75.5	—	331.2

Total Noncurrent Liabilities	2,302.9	18.1	965.2	—	3,286.2

Total Liabilities	2,620.7	123.0	1,139.3	—	3,883.0

Total Shareholders’ Equity	5,148.8	4,746.4	5,982.9	(10,729.3)	5,148.8

Total Liabilities and Shareholders’ Equity	$7,769.5	$4,869.4	$7,122.2	$(10,729.3)	$9,031.8

CONDENSED CONSOLIDATED BALANCE SHEETS

	April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$108.3	$—	$121.4	$—	$229.7
Inventories	—	161.5	815.0	(14.9)	961.6
Other current assets	334.2	3.5	114.5	—	452.2

Total Current Assets	442.5	165.0	1,050.9	(14.9)	1,643.5
Property, Plant, and Equipment – Net	220.4	389.1	486.6	—	1,096.1
Investments in Subsidiaries	7,544.3	3,688.9	104.1	(11,337.3)	—
Intercompany	(1,859.8)	552.2	598.5	709.1	—
Other Noncurrent Assets
Goodwill	981.6	—	2,073.0	—	3,054.6
Other intangible assets – net	435.7	—	2,751.3	—	3,187.0
Other noncurrent assets	60.0	11.1	62.9	—	134.0

Total Other Noncurrent Assets	1,477.3	11.1	4,887.2	—	6,375.6

Total Assets	$7,824.7	$4,806.3	$7,127.3	$(10,643.1)	$9,115.2

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities	$323.6	$101.7	$191.6	$—	$616.9
Noncurrent Liabilities
Long-term debt	2,020.5	—	—	—	2,020.5
Deferred income taxes	104.8	0.3	887.6	—	992.7
Other noncurrent liabilities	212.4	20.0	89.3	—	321.7

Total Noncurrent Liabilities	2,337.7	20.3	976.9	—	3,334.9

Total Liabilities	2,661.3	122.0	1,168.5	—	3,951.8

Total Shareholders’ Equity	5,163.4	4,684.3	5,958.8	(10,643.1)	5,163.4

Total Liabilities and Shareholders’ Equity	$7,824.7	$4,806.3	$7,127.3	$(10,643.1)	$9,115.2

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2013
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$206.6	$53.9	$595.3	$—	$855.8

Investing Activities
Additions to property, plant, and equipment	(33.6)	(103.1)	(69.8)	—	(206.5)
Proceeds from disposal of property, plant, and equipment	—	0.1	3.2	—	3.3
Other – net	(9.5)	3.4	23.7	—	17.6

Net Cash Used for Investing Activities	(43.1)	(99.6)	(42.9)	—	(185.6)

Financing Activities
Repayments of long-term debt	(50.0)	—	—	—	(50.0)
Quarterly dividends paid	(222.8)	—	—	—	(222.8)
Purchase of treasury shares	(364.2)	—	—	—	(364.2)
Proceeds from stock option exercises	2.2	—	—	—	2.2
Investments in subsidiaries	2.1	(181.7)	179.6	—	—
Intercompany	465.4	227.4	(692.8)	—	—
Other – net	3.5	—	(9.7)	—	(6.2)

Net Cash (Used for) Provided by Financing Activities	(163.8)	45.7	(522.9)	—	(641.0)
Effect of exchange rate changes on cash	—	—	(2.5)	—	(2.5)

Net (decrease) increase in cash and cash equivalents	(0.3)	—	27.0	—	26.7
Cash and cash equivalents at beginning of year	108.3	—	121.4	—	229.7

Cash and Cash Equivalents at End of Year	$108.0	$—	$148.4	$—	$256.4

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2012
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by (Used for) Operating Activities	$1,622.9	$165.0	$(1,057.0)	$—	$730.9

Investing Activities
Businesses acquired, net of cash acquired	—	—	(737.3)	—	(737.3)
Additions to property, plant, and equipment	(53.0)	(133.6)	(87.6)	—	(274.2)
Equity investment in affiliate	—	—	(35.9)	—	(35.9)
Proceeds from divestiture	—	—	9.3	—	9.3
Sales and maturities of marketable securities	18.6	—	—	—	18.6
Proceeds from disposal of property, plant, and equipment	0.2	0.4	3.4	—	4.0
Other – net	—	(3.5)	(16.9)	—	(20.4)

Net Cash Used for Investing Activities	(34.2)	(136.7)	(865.0)	—	(1,035.9)

Financing Activities
Proceeds from long-term debt	748.6	—	—	—	748.6
Quarterly dividends paid	(213.7)	—	—	—	(213.7)
Purchase of treasury shares	(315.8)	—	—	—	(315.8)
Proceeds from stock option exercises	2.8	—	—	—	2.8
Investments in subsidiaries	(2,935.4)	3,691.9	(756.5)	—	—
Intercompany	1,028.6	(3,720.2)	2,691.6	—	—
Other – net	(2.3)	—	—	—	(2.3)

Net Cash (Used for) Provided by Financing Activities	(1,687.2)	(28.3)	1,935.1	—	219.6
Effect of exchange rate changes on cash	—	—	(4.7)	—	(4.7)

Net (decrease) increase in cash and cash equivalents	(98.5)	—	8.4	—	(90.1)
Cash and cash equivalents at beginning of year	206.8	—	113.0	—	319.8

Cash and Cash Equivalents at End of Year	$108.3	$—	$121.4	$—	$229.7

( )	Denotes use of cash

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS

	Year Ended April 30, 2011
	The J. M. Smucker Company (Parent)	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$212.4	$93.0	$86.2	$—	$391.6

Investing Activities
Additions to property, plant, and equipment	(59.1)	(53.4)	(67.6)	—	(180.1)
Purchases of marketable securities	(75.6)	—	—	—	(75.6)
Sales and maturities of marketable securities	57.1	—	—	—	57.1
Proceeds from disposal of property, plant, and equipment	1.1	0.3	4.4	—	5.8
Other – net	—	—	(0.1)	—	(0.1)

Net Cash Used for Investing Activities	(76.5)	(53.1)	(63.3)	—	(192.9)

Financing Activities
Repayments of long-term debt	(10.0)	—	—	—	(10.0)
Proceeds from long-term debt	400.0	—	—	—	400.0
Quarterly dividends paid	(194.0)	—	—	—	(194.0)
Purchase of treasury shares	(389.1)	—	—	—	(389.1)
Proceeds from stock option exercises	14.5	—	—	—	14.5
Investments in subsidiaries	419.9	(17.5)	(402.4)	—	—
Intercompany	(395.7)	(22.4)	418.1	—	—
Other – net	7.6	—	0.6	—	8.2

Net Cash (Used for) Provided by Financing Activities	(146.8	(39.9)	16.3	—	(170.4)
Effect of exchange rate changes on cash	—	—	7.9	—	7.9

Net (decrease) increase in cash and cash equivalents	(10.9)	—	47.1	—	36.2
Cash and cash equivalents at beginning of year	217.7	—	65.9	—	283.6

Cash and Cash Equivalents at End of Year	$206.8	$—	$113.0	$—	$319.8

( )	Denotes use of cash

Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Share based payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 20.5	$ 19.3	$ 19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	21.3	21.8	24.3
Related income tax benefit	$ 7.1	$ 7.5	$ 8.1

Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013 Segment Facility Contract	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 1,267.5	$ 1,160.3
Accounting Policies (Additional Textual) [Abstract]
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries	26.00%	26.00%	26.00%
Number of U.S. retail market segments that contain major customer sales	2
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables	92	84.1
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales	25.00%
Advertising expense	131.6	119.6	115.1
Research and Development Costs	24.7	21.9	21
Requisite performance period for share based payments	1 year
Requisite service period for share based payments	4 years
Compensation cost related to nonvested share-based awards not yet recognized	31.4
Weighted-average period of recognition	2 years 10 months 24 days
Tax benefit of stock plans	2.9	4.8	7.3
Excess tax benefits realized upon exercise or vesting of share-based compensation	2.9	4.8	7
Charges for defined contribution plan	18.6	16.1	16.4
Allowance for doubtful accounts	1.3	1.7
Increase (Decrease) in net provision for the allowance for doubtful accounts	(0.4)	(0.2)	0.4
Work-in-process	64	78.3
Minimum operating lease obligations in 2014	24.5
Minimum operating lease obligations in 2015	16.6
Minimum operating lease obligations in 2016	16.1
Minimum operating lease obligations in 2017	14.5
Minimum operating lease obligations in 2018	13.7
Rent expense	59.2	56.5	57.6
Proceeds from available-for-sale marketable securities realized upon maturity or sale	0	18.6	57.1
Fair value of funds for the payment of benefits associated with nonqualified retirement plans included in other noncurrent assets	48.8	36.2
Unrealized gains included in accumulated other comprehensive loss on available-for-sale securities	7.1	4
Related tax expense recognized in accumulated other comprehensive loss for available-for-sale securities	(2.6)	(1.5)
Gains included in accumulated other comprehensive loss on foreign currency translation adjustments	61.5	67
Approximate percentage of the Company's employees, covered by union contracts	28.00%
Number of union contracts expiring in 2014	4
Percentage of employees covered by union contracts expiring in next fiscal year	8.00%
Facilities covered by union contracts	9
Sales [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Percentage of sales to be considered to determine major customers	10.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	7 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	3 years
Buildings, fixtures, and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Buildings, fixtures, and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Coffee brew equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 39.2	$ 37.1

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2012 Sara Lee Corporation [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]
Assets acquired:
Current assets		$ 34
Cash and cash equivalents	1.2
Other current assets	42.6
Property, plant, and equipment	92.8	29.2
Goodwill	149.9	91.7
Intangible assets	138.9	213.5
Other noncurrent assets	0.9
Total assets acquired	426.3	368.4
Liabilities assumed:
Current liabilities	3.6	5.6
Noncurrent liabilities	2.1
Total liabilities assumed	5.7	5.6
Net assets acquired	$ 420.6	$ 362.8

Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013 Indefinite-Lived Trademarks [Member]	Apr. 30, 2012 Indefinite-Lived Trademarks [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Customer relationships [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Technology [Member]	Jan. 03, 2012 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Indefinite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Customer relationships [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives				$ 92	$ 23.8	$ 23.1			$ 147.8	$ 1.6
Intangible assets with indefinite lives	1,855.6	1,855.6						64.1
Total intangible assets			$ 138.9				$ 213.5

Acquisitions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Apr. 30, 2013 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	Apr. 30, 2013 Rowland Coffee Roasters, Inc. [Member] Customer relationships [Member]	Apr. 30, 2013 Rowland Coffee Roasters, Inc. [Member] Finite-Lived Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	Apr. 30, 2013 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Oct. 18, 2011 Sara Lee Corporation [Member]	Apr. 30, 2013 Sara Lee Corporation [Member] Customer relationships [Member]	Apr. 30, 2013 Sara Lee Corporation [Member] Technology [Member]	Apr. 30, 2013 Sara Lee Corporation [Member] Finite-Lived Trademarks [Member]
Acquisitions (Textual) [Abstract]
Cost of acquired entity		$ 362.8						$ 420.6
Payments for acquisition								375.6
Borrowings under revolving credit facility		180
One-time costs directly related to merger and integration, costs incurred-to-date	13.4						25.5
One-time costs directly related to merger and integration	2.7						11.3
Noncash acquisition expenses	6
One-time costs related to the acquisition estimated	25						28
Noncash charges estimated	10
Goodwill assigned to the U.S. Retail Coffee and International, Foodservice and Natural Food segments		91.7			84.8	6.9		149.9
Goodwill deductible for tax purpose		82.4						133.6
Weighted-average useful life of the finite-lived intangible assets			19 years	10 years						10 years	10 years	6 years
Additional purchase price included in other current liabilities and other noncurrent liabilities								50
Present value of additional purchase price included in other current liabilities and other noncurrent liabilities								45
Business acquisition purchase price payment included in other - net financing activities							$ 10
Percentage of Notes									3.50%

Equity Method Investment (Details Textual) (USD $) In Millions, unless otherwise specified	Mar. 26, 2012
Equity Method Investment (Textual) [Abstract]
Percentage of equity interest acquired	25.00%
Equity method investment	$ 35.9

Restructuring (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Restructuring and related charges
Total expected restructuring charge	$ 245	$ 260
Beginning Balance	8.8	8.8	10.2	1.1
Charge to expense		38.8	81.1	102
Cash payments		(31.7)	(40.3)	(30.8)
Noncash utilization		(8.2)	(42.2)	(62.1)
Ending Balance		7.7	8.8	10.2
Remaining expected restructuring charge		32.4
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge		102
Beginning Balance	0	0	0	0
Charge to expense		8.2	34.2	53.6
Cash payments		0	0	0
Noncash utilization		(8.2)	(34.2)	(53.6)
Ending Balance		0	0	0
Remaining expected restructuring charge		2.1
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge		67
Beginning Balance	8.8	8.8	10.2	1.1
Charge to expense		3.4	20.4	36
Cash payments		(4.5)	(13.8)	(18.4)
Noncash utilization		0	(8)	(8.5)
Ending Balance		7.7	8.8	10.2
Remaining expected restructuring charge		6.1
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge		42.5
Beginning Balance	0	0	0	0
Charge to expense		13.4	13	6.2
Cash payments		(13.4)	(13)	(6.2)
Noncash utilization		0	0	0
Ending Balance		0	0	0
Remaining expected restructuring charge		9.5
Production Start-up [Member]
Restructuring and related charges
Total expected restructuring charge		39
Beginning Balance	0	0	0	0
Charge to expense		10.8	10.6	5.2
Cash payments		(10.8)	(10.6)	(5.2)
Noncash utilization		0	0	0
Ending Balance		0	0	0
Remaining expected restructuring charge		12.4
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge		9.5
Beginning Balance	0	0	0	0
Charge to expense		3	2.9	1
Cash payments		(3)	(2.9)	(1)
Noncash utilization		0	0	0
Ending Balance		0	0	0
Remaining expected restructuring charge		$ 2.3

Restructuring (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013 Position	Apr. 30, 2012	Apr. 30, 2011
Restructuring (Textual) [Abstract]
Percent of estimated position reductions incurred-to-date due to restructuring plan		80.00%
Total expected restructuring charge	$ 245	$ 260
Restructuring costs incurred announcement-to-date		227.6
Reduction in positions due to restructuring		850
Total restructuring charges		38.8	81.1	102
Cost of products sold restructuring		$ 10	$ 38.6	$ 54.1

Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
Net sales:
Net sales	$ 5,897.7		$ 5,525.8		$ 4,825.7
Segment profit:
Segment profit	1,221		1,104.9		1,102.2
Assets:
Assets	9,031.8		9,115.2		8,324.6
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	250.9		251.6		257.2
Additions to property, plant and equipment:
Additions to property, plant and equipment	206.5		274.2		180.1
Interest expense - net	(93.4)		(79.8)		(67.1)
Share-based compensation expense	(20.5)		(19.3)		(19.9)
Cost of products sold - restructuring and merger and integration	(11.5)		(43.2)		(54.1)
Other restructuring and merger and integration costs	(42.8)		(72.5)		(59.1)
Other special project costs	(6.7)		0		0
Corporate administrative expenses	(229.1)		(191.6)		(184.8)
Other income - net	0.3		2.7		0
Income Before Income Taxes	817.3		701.2		717.2
U.S. Retail Coffee [Member]
Net sales:
Net sales	2,306.5		2,297.7		1,930.9
Segment profit:
Segment profit	607.5		543		536.1
Assets:
Assets	4,882.4		5,033.6		4,830.1
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	100.7		102.3		95.4
Additions to property, plant and equipment:
Additions to property, plant and equipment	46.5		86.9		59.9
U.S. Retail Consumer Foods [Member]
Net sales:
Net sales	2,214.8		2,094.5		1,953
Segment profit:
Segment profit	415.3		393.3		406.5
Assets:
Assets	2,618.2		2,612.7		2,416
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	47.1		46.7		43.3
Additions to property, plant and equipment:
Additions to property, plant and equipment	85.1		159.5		88.2
International, Foodservice, and Natural Foods [Member]
Net sales:
Net sales	1,376.4		1,133.6		941.8
Segment profit:
Segment profit	198.2		168.6		159.6
Assets:
Assets	1,201.3		1,179.6		684.4
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	63.7		37.7		41.7
Additions to property, plant and equipment:
Additions to property, plant and equipment	74.9		27.8		32
Unallocated [Member]
Assets:
Assets	329.9	[1]	289.3	[1]	394.1	[1]
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	$ 39.4	[2]	$ 64.9	[2]	$ 76.8	[2]

[1]	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
[2]	Primarily represents unallocated depreciation expense included in cost of products sold - restructuring and merger and integration and corporate administrative expense.

Reportable Segments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012		Apr. 30, 2011
Assets:
Total Assets	$ 9,031.8	$ 9,115.2		$ 8,324.6
Long-lived assets (excluding goodwill and other intangible assets):
Total net sales	5,897.7	5,525.8		4,825.7
Total long-lived assets (excluding goodwill and other intangible assets)	1,294.3	1,230.1		934.8
Domestic [Member]
Net sales:
Domestic	5,355.9	5,014.7		4,358.1
Assets:
Total Assets	8,585.4	8,683.5	[1]	7,912.3
Long-lived assets (excluding goodwill and other intangible assets):
Domestic	1,234.7	1,164.8		886
CANADA [Member]
Net sales:
Total international	459.5	447		409.7
Assets:
Total Assets	396.3	386		406.6
Long-lived assets (excluding goodwill and other intangible assets):
Total international	20.6	28.1		48.1
All other international [Member]
Net sales:
Total international	82.3	64.1		57.9
Assets:
Total Assets	50.1	45.7	[1]	5.7
Long-lived assets (excluding goodwill and other intangible assets):
Total international	39	37.2		0.7
Total international [Member]
Net sales:
Total international	541.8	511.1		467.6
Assets:
Total Assets	446.4	431.7		412.3
Long-lived assets (excluding goodwill and other intangible assets):
Total international	$ 59.6	$ 65.3		$ 48.8

[1]	Amounts in 2012, previously recognized in domestic, were adjusted to reflect the Seamild equity investment as all other international. See Note 3: Equity Method Investment for additional information.

Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Product Sales Information
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Product Sales Information
Total product sales	48.00%	48.00%	44.00%
Peanut butter [Member]
Product Sales Information
Total product sales	13.00%	12.00%	12.00%
Fruit spreads [Member]
Product Sales Information
Total product sales	6.00%	7.00%	8.00%
Shortening and oils [Member]
Product Sales Information
Total product sales	6.00%	7.00%	7.00%
Baking mixes and frostings [Member]
Product Sales Information
Total product sales	6.00%	6.00%	6.00%
Canned milk [Member]
Product Sales Information
Total product sales	4.00%	5.00%	5.00%
Flour and baking ingredients [Member]
Product Sales Information
Total product sales	4.00%	5.00%	5.00%
Juices and beverages [Member]
Product Sales Information
Total product sales	3.00%	2.00%	3.00%
Frozen handheld [Member]
Product Sales Information
Total product sales	3.00%	2.00%	2.00%
Portion control [Member]
Product Sales Information
Total product sales	2.00%	2.00%	3.00%
Toppings and syrups [Member]
Product Sales Information
Total product sales	2.00%	2.00%	2.00%
Other [Member]
Product Sales Information
Total product sales	3.00%	2.00%	3.00%

Reportable Segments (Details Textual)	12 Months Ended
Apr. 30, 2013 Industry Segment
Reportable Segments (Textual) [Abstract]
Number of Reportable Segments	3
Number of industries in which Company operates	1

Earnings per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Net income (loss) allocated to common stockholders
Net income	$ 544.2	$ 459.7	$ 479.5
Net income allocated to participating securities	4.7	4.2	4.7
Net income allocated to common stockholders	$ 539.5	$ 455.5	$ 474.8
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Dilutive effect of stock options	23,256	49,616	110,335
Weighted-average common shares outstanding - assuming dilution	107,904,775	112,262,293	117,119,697
Computation of net income per common share
Net income per common share	$ 5	$ 4.06	$ 4.06
Net income per common share - assuming dilution	$ 5	$ 4.06	$ 4.05

Earnings per Share (Details 1)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Weighted-average shares, basic and diluted
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Weighted-average participating shares outstanding	946,378	1,051,274	1,156,389
Weighted-average shares outstanding	108,827,897	113,263,951	118,165,751
Dilutive effect of stock options	23,256	49,616	110,335
Weighted-average shares outstanding - assuming dilution	108,851,153	113,313,567	118,276,086

Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 3,054.6	$ 2,812.7
Acquisitions		241.6
Other	(1.7)	0.3
Goodwill, Ending Balance	3,052.9	3,054.6
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,720.3	1,635.4
Acquisitions		84.8
Other	0	0.1
Goodwill, Ending Balance	1,720.3	1,720.3
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,035.2	1,036.1
Acquisitions		0
Other	(0.6)	(0.9)
Goodwill, Ending Balance	1,034.6	1,035.2
International, Foodservice, and Natural Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	299.1	141.2
Acquisitions		156.8
Other	(1.1)	1.1
Goodwill, Ending Balance	$ 298	$ 299.1

Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	$ 1,636.4	$ 1,636.4
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	391	294.2
Finite-lived intangible assets subject to amortization, Net	1,245.4	1,342.2
Indefinite-lived intangible assets not subject to amortization:
Total other intangible assets, Acquisition Cost	3,492	3,492
Total other intangible assets, Accumulated Amortization / Impairment Charges	402.6	305
Total other intangible assets, Net	3,089.4	3,187
Indefinite-Lived Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization Acquisition Cost	1,855.6	1,855.6
Indefinite-lived intangible assets not subject to amortization Accumulated Amortization/ Impairment Charges	11.6	10.8
Indefinite-lived intangible assets not subject to amortization, Net	1,844	1,844.8
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	1,415.1	1,415.1
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	314.8	238.4
Finite-lived intangible assets subject to amortization, Net	1,100.3	1,176.7
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	158.8	158.8
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	49.3	36.9
Finite-lived intangible assets subject to amortization, Net	109.5	121.9
Finite-Lived Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	62.5	62.5
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	26.9	18.9
Finite-lived intangible assets subject to amortization, Net	$ 35.6	$ 43.6

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		18 years
Goodwill And Other Intangible Assets (Additional Textual) [Abstract]
Amortization of intangible assets, excluding intangibles in other current assets		$ 96.6	$ 87.7	$ 73.4
Estimated amortization expense for year one		97.7
Estimated amortization expense for year two		96.5
Estimated amortization expense for year three		96.5
Estimated amortization expense for year four		95.9
Estimated amortization expense for year five		91.8
Impairment charges		0	4.6	17.6
Loss on divestiture	$ 11.3	$ 0	$ 11.3	$ 0
Customer and Contractual Relationships [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		19 years
Finite-Lived Trademarks [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		9 years
Patents And Technology [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		13 years
Crisco Trademark [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Discount rate, effect of fifty basis point increase on fair value		50
Growth rate, effect of fifty basis point decrease on fair value		50
Percentage of total other indefinite-lived intangible assets		10.00%

Pensions and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 8.8	$ 8.1	$ 7.5
Interest cost	23.9	26.2	25.5
Expected return on plan assets	(25.3)	(27)	(26.8)
Amortization of prior service cost (credit)	1	1.1	1.1
Amortization of net actuarial loss (gain)	13.1	9.4	10.3
Curtailment loss (gain)	0	1.1	4.1
Settlement loss	6.7	1.1	0
Termination benefit cost	0	1.8	8.4
Net periodic benefit cost	28.2	21.8	30.1
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2.5	2.3	1.6
Interest cost	3	3.1	2.8
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	0	0	(0.5)
Curtailment loss (gain)	0	(0.1)	0
Settlement loss	0	0	0
Termination benefit cost	0	2	2.4
Net periodic benefit cost	$ 5.1	$ 6.9	$ 5.8

Pensions and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Pension Plans [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$ (4)	$ 0	$ (0.4)
Net actuarial loss arising during the year	(20.5)	(82.1)	(13.5)
Amortization of prior service cost (credit)	1	1.1	1.1
Amortization of net actuarial loss (gain)	13.1	9.4	10.3
Curtailment loss (gain)	2	1.1	4.1
Settlement loss	6.7	1.1	0
Foreign currency translation	0.9	1.1	(2)
Net change for year	(0.8)	(68.3)	(0.4)
Other Postretirement Benefits [Member]
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	9.6	0	(0.9)
Net actuarial loss arising during the year	(4.5)	(4.2)	(7.8)
Amortization of prior service cost (credit)	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	0	0	(0.5)
Curtailment loss (gain)	0	(0.1)	0
Settlement loss	0	0	0
Foreign currency translation	0	(0.1)	0.1
Net change for year	$ 4.7	$ (4.8)	$ (9.6)

Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
U.S. plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.70%	5.50%	5.80%
Expected return on plan assets	7.00%	7.00%	7.50%
Rate of compensation increase	4.12%	4.14%	4.15%
U.S. plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.70%	5.50%	5.80%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.20%	5.00%	5.30%
Expected return on plan assets	6.17%	6.66%	7.08%
Rate of compensation increase	4.00%	4.00%	4.00%
Canadian plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.20%	5.00%	5.30%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Pensions and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Changes in plan assets:
Company contributions	$ 40	$ 11.4	$ 16.8
Defined benefit pensions	(163)	(147.6)
Postretirement benefits other than pensions	(67.1)	(68.8)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	561.7	503.3
Service cost	8.8	8.1	7.5
Interest cost	23.9	26.2	25.5
Amendments	4.2	0
Actuarial loss	39.6	60
Participant contributions	0.5	0.5
Benefits paid	(43.6)	(28.5)
Foreign currency translation adjustments	(2.6)	(5.1)
Curtailment	(2)	0.4
Settlement	(14.8)	(5)
Termination benefit cost	0	1.8	8.4
Other adjustments	0	0
Benefit obligation at end of year	575.7	561.7	503.3
Changes in plan assets:
Fair value of plan assets at beginning of year	386.5	407.6
Actual return on plan assets	44.2	5.2
Company contributions	40	11.4
Participant contributions	0.5	0.5
Benefits paid	(43.6)	(28.5)
Foreign currency translation adjustments	(2.1)	(4.7)
Settlement	(14.8)	(5)
Fair value of plan assets at end of year	410.7	386.5	407.6
Funded status of the plans	(165)	(175.2)
Defined benefit pensions	(163)	(147.6)
Accrued compensation	(2)	(27.6)
Postretirement benefits other than pensions	0	0
Net benefit liability	(165)	(175.2)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	68.8	59.8
Service cost	2.5	2.3	1.6
Interest cost	3	3.1	2.8
Amendments	(9.6)	0
Actuarial loss	4.5	4.3
Participant contributions	1.5	1.4
Benefits paid	(3.7)	(3.6)
Foreign currency translation adjustments	(0.2)	(0.5)
Curtailment	0	(0.1)
Settlement	0	0
Termination benefit cost	0	2	2.4
Other adjustments	0.3	0.1
Benefit obligation at end of year	67.1	68.8	59.8
Changes in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	2.2	2.2
Participant contributions	1.5	1.4
Benefits paid	(3.7)	(3.6)
Foreign currency translation adjustments	0	0
Settlement	0	0
Fair value of plan assets at end of year	0	0	0
Funded status of the plans	(67.1)	(68.8)
Defined benefit pensions	0	0
Accrued compensation	0	0
Postretirement benefits other than pensions	(67.1)	(68.8)
Net benefit liability	$ (67.1)	$ (68.8)

Pensions and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013 Defined Benefit Pension Plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member]	Apr. 30, 2013 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2013 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2013 Other Postretirement Benefits [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member]	Apr. 30, 2013 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2013 Other Postretirement Benefits [Member] Canadian plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] Canadian plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain		$ (202.1)	$ (204.4)					$ (2.2)	$ 2.3
Prior service (cost) credit		(6.1)	(3)					10.9	1.7
Total recognized in accumulated other comprehensive loss		(208.2)	(207.4)					8.7	4
Weighted-average assumptions used in determining benefit obligation
Discount rate				3.99%	4.70%	3.65%	4.20%			3.80%	4.70%	3.70%	4.20%
Rate of compensation increase				4.12%	4.14%	3.00%	4.00%			0.00%	0.00%	0.00%	0.00%
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	0.2
Effect on total service and interest cost components, decrease	0.2
Effect on benefit obligation, increase	3.4
Effect on benefit obligation, decrease	$ 2.9

Pensions and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Changes in plan assets:
Company contributions	$ 40	$ 11.4	$ 16.8
Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	575.7	561.7	503.3
Fair value of plan assets at end of year	410.7	386.5	407.6
Funded status of the plans	(165)	(175.2)
Components of net periodic benefit cost:
Service cost	8.8	8.1	7.5
Interest cost	23.9	26.2	25.5
Expected return on plan assets	(25.3)	(27)	(26.8)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3
Curtailment loss (gain)	0	1.1	4.1
Settlement loss	6.7	1.1	0
Net periodic benefit cost	28.2	21.8	30.1
Changes in plan assets:
Company contributions	40	11.4
Participant contributions	0.5	0.5
Benefits paid	(43.6)	(28.5)
Actual return on plan assets	44.2	5.2
Foreign currency translation adjustments	(2.1)	(4.7)
Settlement loss	(14.8)	(5)
Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	67.1	68.8	59.8
Fair value of plan assets at end of year	0	0	0
Funded status of the plans	(67.1)	(68.8)
Components of net periodic benefit cost:
Service cost	2.5	2.3	1.6
Interest cost	3	3.1	2.8
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	0	0	(0.5)
Curtailment loss (gain)	0	(0.1)	0
Settlement loss	0	0	0
Net periodic benefit cost	5.1	6.9	5.8
Changes in plan assets:
Company contributions	2.2	2.2
Participant contributions	1.5	1.4
Benefits paid	(3.7)	(3.6)
Actual return on plan assets	0	0
Foreign currency translation adjustments	0	0
Settlement loss	0	0
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	125.7	125.7
Fair value of plan assets at end of year	107.1	104.5
Funded status of the plans	(18.6)	(21.2)
Components of net periodic benefit cost:
Service cost	1.3	1.3
Interest cost	5	5.6
Expected return on plan assets	(6.2)	(7)
Amortization of net actuarial loss (gain)	1.7	3
Curtailment loss (gain)	0	0
Settlement loss	0	1.1
Net periodic benefit cost	1.8	4
Changes in plan assets:
Company contributions	5	6.1
Participant contributions	0.4	0.5
Benefits paid	(9.4)	(9.3)
Actual return on plan assets	8.7	3.1
Foreign currency translation adjustments	(2.1)	(4.7)
Settlement loss	0	(5)
Canadian plans [Member] | Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of year	13.5	13.3
Fair value of plan assets at end of year	0	0
Funded status of the plans	(13.5)	(13.3)
Components of net periodic benefit cost:
Service cost	0	0
Interest cost	0.6	0.6
Expected return on plan assets	0	0
Amortization of net actuarial loss (gain)	0	0
Curtailment loss (gain)	0	(0.1)
Settlement loss	0	0
Net periodic benefit cost	0.6	0.5
Changes in plan assets:
Company contributions	0.9	0.8
Participant contributions	0	0
Benefits paid	(0.9)	(0.8)
Actual return on plan assets	0	0
Foreign currency translation adjustments	0	0
Settlement loss	$ 0	$ 0

Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 539	$ 523.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	539	523.6
Fair value of plan assets	410.7	386.5
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	575.7	561.7
Fair value of plan assets	$ 410.7	$ 386.5

Pensions and Other Postretirement Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 15		$ 38.6		$ 55.4
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value					4.8
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0		22.3		37.4
Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	15		16.3		13.2
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	410.7		386.5		407.6
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	366		318
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	29.7		29.9
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	15		38.6
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	4.4	[1]	14	[1]
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	4.4	[1]	14	[1]
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[1]	0	[1]
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[1]	0	[1]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	114	[2]	96.5	[2]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	97.2	[2]	79.6	[2]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	16.8	[2]	16.9	[2]
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[2]	0	[2]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	85	[3]	78.4	[3]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	72.1	[3]	65.4	[3]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	12.9	[3]	13	[3]
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[3]	0	[3]
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	147.7	[4]	82.1	[4]
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	147.7	[4]	82.1	[4]
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[4]	0	[4]
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[4]	0	[4]
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	44.6	[5]	76.9	[5]
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	44.6	[5]	76.9	[5]
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[5]	0	[5]
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[5]	0	[5]
Defined Benefit Pension Plans [Member] | Hedge funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value			22.3	[6]
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value			0	[6]
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value			0	[6]
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value			22.3	[6]
Defined Benefit Pension Plans [Member] | Private equity funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	15	[6]	16.3	[6]
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[6]	0	[6]
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0	[6]	0	[6]
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 15	[6]	$ 16.3	[6]

[1]	This category includes money market holdings with maturities of three months or less and cash held in escrow for less than six months. These assets are classified as Level 1 and based on their short-term nature, carrying value approximates fair value.
[2]	This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.
[3]	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.
[4]	This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[5]	In 2013, this category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. In 2012, this category was comprised of a core fixed-income fund that invested at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[6]	The hedge funds category is comprised of hedge funds of funds that invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. All hedge funds were sold prior to April 30, 2013. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.

Pensions and Other Postretirement Benefits (Details 8) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Changes in plan assets:
Fair value of plan assets at beginning of year	$ 38.6	$ 55.4
Purchases and sales - net	(21.7)	(9.5)
Actual return on plan assets sold during the period	0.5	(8.7)
Actual return on plan assets still held at reporting date	(2.4)	1.4
Fair value of plan assets at end of year	15	38.6
U.S. Equity Securities [Member]
Changes in plan assets:
Fair value of plan assets at beginning of year		4.8
Purchases and sales - net		3
Actual return on plan assets sold during the period		(7.8)
Actual return on plan assets still held at reporting date		0
Hedge Funds [Member]
Changes in plan assets:
Fair value of plan assets at beginning of year	22.3	37.4
Purchases and sales - net	(22.8)	(13.6)
Actual return on plan assets sold during the period	0.5	(0.9)
Actual return on plan assets still held at reporting date	0	(0.6)
Fair value of plan assets at end of year	0	22.3
Private Equity Funds [Member]
Changes in plan assets:
Fair value of plan assets at beginning of year	16.3	13.2
Purchases and sales - net	1.1	1.1
Actual return on plan assets sold during the period	0	0
Actual return on plan assets still held at reporting date	(2.4)	2
Fair value of plan assets at end of year	$ 15	$ 16.3

Pensions and Other Postretirement Benefits (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013 Position	Apr. 30, 2012
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Reduction in positions due to restructuring	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Related tax benefit recognized in accumulated other comprehensive loss for pension and other postretirement benefit plans	$ 68.2	$ 69.2
Expected amount to be recognized during 2014 of amortization of net actuarial losses in net periodic benefit cost	13
Expected amount to be recognized during 2014 in prior service cost as net periodic benefit cost	0.2
Fixed income invested	80.00%
Money market holdings maturity period	Three months or less
Cash held in escrow holding period	Less than six months
Corporation bond range	10 to 13 years
Liquidity notice period	65 days
Company's common shares included in equity securities	317,552	317,552
Market value of company's common shares included in equity securities	32.8
Dividends paid on company's common shares included in equity securities	0.6
Expected benefit payments for the defined benefit pension and other postretirement in 2014	42.9
Expected benefit payments for the defined benefit pension and other postretirement in 2015	36.4
Expected benefit payments for the defined benefit pension and other postretirement in 2016	44
Expected benefit payments for the defined benefit pension and other postretirement in 2017	38
Expected benefit payments for the defined benefit pension and other postretirement in 2018	42.3
Expected benefit payments for the defined benefit pension and other postretirement in 2019 through 2023	211.9
Annual change in the assumed health care cost	One-percentage point
Equity Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	47.00%
Fixed - Income Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	47.00%
Cash and Other Investments [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	6.00%
Defined Benefit Pension Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Expected amount to be contributed by the company to the defined benefit pension plans in 2014	$ 6
Defined benefit plan, actual rate of return on plan assets	12.60%	1.90%
U.S. plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	7.50%
Canadian plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	6.00%
U.S. plans in 2019 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	5.00%
U.S. plans in 2017 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	4.50%

Share-Based Payments (Details) (USD $)	12 Months Ended
Apr. 30, 2013
Summary of Company's Stock Option Activity and Related Information
Options outstanding at May 1, 2012	124,841
Weighted-Average Exercise Price Outstanding at May 1, 2012	$ 42.18
Options Exercised	(77,408)
Weighted-Average Exercise Price Exercised	$ 40.91
Options outstanding and exercisable at April 30, 2013	47,433
Weighted-Average Exercise Price Outstanding and exercisable at April 30, 2013	$ 44.26

Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Performance Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	99,455
Beginning Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 76.37
Granted Restricted Shares and Deferred Stock Units and Performance Units	106,666	99,455	125,360
Converted Restricted Shares and Deferred Stock Units and Performance Units	(99,455)
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54	$ 76.37	$ 77.53
Converted Weighted Average Conversion Date Fair Value, in USD per share	$ 76.37
Vested Weighted Average Conversion Date Fair Value, in USD per share	$ 0
Forfeited Weighted Average Conversion Date Fair Value, in USD per Share	$ 0
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	106,666	99,455
Ending Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54	$ 76.37
Restricted Shares and Deferred Stock Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	990,990
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 55.95
Granted Restricted Shares and Deferred Stock Units and Performance Units	109,770	152,180	303,863
Converted Restricted Shares and Deferred Stock Units and Performance Units	99,455
Vested Restricted Shares and Deferred Stock Units and Performance Units	(199,642)
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(15,359)
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 78.32	$ 58.32
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 59.01
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 57.36
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	985,214	990,990
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 59.64	$ 55.95

Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	106,666	99,455	125,360
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54	$ 76.37	$ 77.53
Restricted Shares And Deferred Stock Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	109,770	152,180	303,863
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 78.32	$ 58.32

Share-Based Payments (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Share-Based Payments (Textual) [Abstract]
Shares available for future issuance	7,092,083
Weighted-average remaining contractual term for stock options outstanding and exercisable	2 years 3 months 18 days
Aggregate intrinsic value of outstanding and exercisable stock options	$ 2.8
Intrinsic value of options exercised	3.4	2.6	13.4
Restricted stock, vesting period (in Years)	4 years
Fair value of equity awards other than stock options vesting	$ 11.8	$ 22.7	$ 17.7

Debt and Financing Arrangements (Details) (USD $)	12 Months Ended
	Apr. 30, 2013 Bank	Apr. 30, 2012	Apr. 30, 2011
Debt and Financing Arrangements [Abstract]
Total long-term debt	$ 2,017,800,000	$ 2,070,500,000
Current portion of long-term debt	50,000,000	50,000,000
Total long-term debt, less current portion	1,967,800,000	2,020,500,000
Long-term debt
Repayment of long-term debt	50,000,000	0	10,000,000
Debt and Financing Arrangements (Additional Textual) [Abstract]
Number of banks	9
Revolving credit facility maximum borrowing capacity	1,000,000,000
Percentage of the principal amount thereof which company can prepay	100.00%
Interest paid	97,700,000	86,600,000	62,100,000
Outstanding standby letters of credit	8,100,000
4.78% Senior Notes due June 1, 2014 [Member]
Long-term debt
Company issued Senior Notes	100,000,000	100,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	4.78%	4.78%
6.12% Senior Notes due November 1, 2015 [Member]
Long-term debt
Company issued Senior Notes	24,000,000	24,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	6.12%	6.12%
6.63% Senior Notes due November 1, 2018 [Member]
Long-term debt
Company issued Senior Notes	395,000,000	397,900,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	6.63%	6.63%
3.50% Notes due October 15, 2021 [Member]
Long-term debt
Notes Payable, Noncurrent	748,800,000	748,600,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	3.50%	3.50%
5.55% Senior Notes due April 1, 2022 [Member]
Long-term debt
Company issued Senior Notes	350,000,000	400,000,000
Repayment of long-term debt	50,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	5.55%	5.55%
Payment of Senior Notes due in fiscal 2014	50,000,000
4.50% Senior Notes due June 1, 2025 [Member]
Long-term debt
Company issued Senior Notes	400,000,000	400,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	4.50%	4.50%
First period payment of Senior Notes	$ 100,000,000

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	$ 6.4	$ 10.1
Other Current Assets [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.1	6.6
Other Current Assets [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	4.3	3.5
Other Current Assets [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.1	6.6
Other Current Assets [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	3.6	3.1
Other Current Assets [Member] | Foreign Currency Exchange Contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.7	0.4
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	4.5	24.1
Other Current Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2	19.5
Other Current Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2.5	4.6
Other Current Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2	19.5
Other Current Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2.3	3.6
Other Current Liabilities [Member] | Foreign Currency Exchange Contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	$ 0.2	$ 1

Derivative Financial Instruments (Details 1) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Commodity Contracts [Member]
Cash flow hedging derivative instruments gain (loss)
Losses recognized in other comprehensive income (loss) (effective portion)	$ (27.5)	$ (31.8)
(Losses) gains reclassified from accumulated other comprehensive loss to earnings (effective portion)	(39.6)	1.9
Change in accumulated other comprehensive loss	12.1	(33.7)
Losses recognized in earnings (ineffective portion)	(0.9)	(0.9)
Interest Rate Contract [Member]
Cash flow hedging derivative instruments gain (loss)
Losses recognized in other comprehensive income (loss) (effective portion)	0	(6.2)
(Losses) gains reclassified from accumulated other comprehensive loss to earnings (effective portion)	(0.5)	(0.3)
Change in accumulated other comprehensive loss	$ 0.5	$ (5.9)

Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Unrealized gains (losses) recognized in cost of products sold	$ 6.6	$ (8.6)
Realized (losses) gains recognized in cost of products sold	(0.7)	25.9
Total gains recognized in cost of products sold	5.9	17.3
Commodity Contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Unrealized gains (losses) recognized in cost of products sold	6.1	(7.8)
Realized (losses) gains recognized in cost of products sold	(1.5)	24.1
Foreign Currency Exchange Contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Unrealized gains (losses) recognized in cost of products sold	0.5	(0.8)
Realized (losses) gains recognized in cost of products sold	$ 0.8	$ 1.8

Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Commodity Contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 347.6	$ 983.4
Foreign Currency Exchange Contracts [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 56.8	$ 94.4

Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Derivative Financial Instruments (Additional Textual) [Abstract]
Cash margin accounts related to derivative instruments recognized	$ 5.5	$ 32.5
Commodity Contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year
Deferred pre-tax net loss included in accumulated other comprehensive loss	12.2	24.3
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	4.4	8.8
Maximum expected recognized period of deferred loss in earnings	1 year
Interest Rate Contract [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred pre-tax net loss included in accumulated other comprehensive loss	5.4	5.9
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	1.9	2.1
Effective portion of the hedge loss reclassified to interest expense upon termination of the swap	$ 0.6
Expected period for recognition of the hedge loss reclassified to interest expense under termination of the swap	12 months
Foreign Currency Exchange Contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year

Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Carrying amount and fair value of financial instruments
Other investments	$ 48.8	$ 36.2
Long-term debt	(2,017.8)	(2,070.5)
Long-term debt	(2,388.1)	(2,443.5)
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Other investments	48.8	36.2
Derivatives financial instruments - net	1.9	(14)
Long-term debt	(2,017.8)	(2,070.5)
Fair Value [Member]
Carrying amount and fair value of financial instruments
Other investments	48.8	36.2
Derivatives financial instruments - net	$ 1.9	$ (14)

Other Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013		Apr. 30, 2012
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	$ (2,388.1)		$ (2,443.5)
Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(2,388.1)	[1]	(2,443.5)	[1]
Total financial instruments measured at fair value	(2,337.4)		(2,421.3)
Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	21.6	[2]	14.7	[2]
Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	26.6	[2]	20.4	[2]
Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.6	[2]	1.1	[2]
Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	1.4	[3]	(13.4)	[3]
Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.5	[3]	(0.6)	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(803.6)	[1]	(777)	[1]
Total financial instruments measured at fair value	(780.7)		(774)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	21.6	[2]	14.7	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0.6	[2]	1.1	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.7	[3]	(12.8)	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(1,584.5)	[1]	(1,666.5)	[1]
Total financial instruments measured at fair value	(1,556.7)		(1,647.3)
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	26.6	[2]	20.4	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.7	[3]	(0.6)	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.5	[3]	(0.6)	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	0	[1]	0	[1]
Total financial instruments measured at fair value	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	$ 0	[3]	$ 0	[3]

[1]	Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.
[2]	Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data. As of April 30, 2013, our municipal obligations are scheduled to mature as follows: $1.0 in 2014, $2.2 in 2015, $0.6 in 2016, $1.8 in 2017, and the remaining $21.0 in 2018 and beyond.
[3]	Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 12: Derivative Financial Instruments.

Other Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013
Other Financial Instruments and Fair Value Measurements (Textual) [Abstract]
Company's Municipal bond mature in 2014	$ 1
Company's Municipal bond mature in 2015	2.2
Company's Municipal bond mature in 2016	0.6
Company's Municipal bond mature in 2017	1.8
Company's Municipal bond mature in 2018 and beyond	$ 21

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Income (loss) before income taxes
Domestic	$ 791.9	$ 706.4	$ 729.7
Foreign	25.4	(5.2)	(12.5)
Income Before Income Taxes	$ 817.3	$ 701.2	$ 717.2

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Current:
Federal	$ 262.1	$ 228.2	$ 271.4
Foreign	6.1	6.8	4.6
State and local	20.5	23.7	21.5
Deferred:
Federal	(15.6)	(10.2)	(51)
Foreign	0.9	(6.9)	(7.3)
State and local	(0.9)	(0.1)	(1.5)
Total income tax expense	$ 273.1	$ 241.5	$ 237.7

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Percent of Pretax Income
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	1.80%	2.30%	2.20%
Domestic manufacturing deduction	(3.10%)	(3.10%)	(3.80%)
Other items - net	(0.30%)	0.20%	(0.30%)
Effective income tax rate	33.40%	34.40%	33.10%
Income taxes paid	$ 279.2	$ 257.8	$ 366

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Deferred tax liabilities:
Intangible assets	$ 1,019.6	$ 1,021.9
Property, plant, and equipment	94.4	102.6
Other	9.4	8.1
Total deferred tax liabilities	1,123.4	1,132.6
Deferred tax assets:
Post-employment and other employee benefits	116.3	107.5
Tax credit and loss carryforwards	1.5	2.5
Intangible assets	5.4	3.4
Other	37.7	40.7
Total deferred tax assets	160.9	154.1
Net deferred tax liability	$ 962.5	$ 978.5

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 30, 2013
State loss carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	$ 1
Deferred tax asset related to tax carryforwards	0.1
Expiration Date	2014 to 2030
State tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	1.3
Expiration Date	2019
Foreign jurisdictional tax credit carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	0
Deferred tax asset related to tax carryforwards	0.1
Expiration Date	2015
Total tax carryforwards [Member]
Domestic and foreign loss and credit carryforwards
Tax carryforwards, related tax deduction	1
Deferred tax asset related to tax carryforwards	$ 1.5

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 24	$ 20.3
Increases:
Current year tax positions	4.8	3.6
Prior year tax positions	2.5	2.1
Foreign currency translation	0	0.2
Decreases:
Prior year tax positions	0.2	0
Settlement with tax authorities	1	0.3
Expiration of statute of limitations periods	0.4	1.9
Balance at April 30,	$ 29.7	$ 24

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Income Taxes (Additional Textual) [Abstract]
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	$ 250
Time period over which it is reasonably possible that the Company could decrease its unrecognized tax benefits	12 months
Amount unrecognized tax benefit could decrease in next 12 months	3.1
Company's unrecognized tax benefits	29.7	24	20.3
Unrecognized tax benefits that would affect the effective tax rate	20.6	16.4
Tax-related net interest and penalties	2	1.7
Tax-related net interest and penalties credited to earnings	$ (0.3)	$ (0.1)	$ 0.5

Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	$ 5,897.7	$ 5,525.8	$ 4,825.7
Cost of products sold	3,870.1	3,680.6	3,027.2
Gross Profit	2,027.6	1,845.2	1,798.5
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	1,023.4	965.2	922.2
Amortization and impairment charges	96.8	92.7	91.4
Other operating (income) expense - net	(3)	9	0.6
Operating Income	910.4	778.3	784.3
Interest (expense) income - net	(93.4)	(79.8)	(67.1)
Other income (expense) - net	0.3	2.7	0
Equity in net earnings of subsidiaries	0	0	0
Income Before Income Taxes	817.3	701.2	717.2
Income taxes	273.1	241.5	237.7
Net Income	544.2	459.7	479.5
Other comprehensive income, net of tax	7.4	(87.6)	24.2
Comprehensive Income	551.6	372.1	503.7
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	4,447.6	4,302.7	3,880.9
Cost of products sold	3,957.3	3,741	3,196.8
Gross Profit	490.3	561.7	684.1
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	199	243.4	216.7
Amortization and impairment charges	4.8	11.2	5.2
Other operating (income) expense - net	(2.7)	(1.3)	(0.7)
Operating Income	289.2	308.4	462.9
Interest (expense) income - net	(94.4)	(80.7)	(67.7)
Other income (expense) - net	0.7	1,404.4	(1.3)
Equity in net earnings of subsidiaries	408.6	(1,095)	203.1
Income Before Income Taxes	604.1	537.1	597
Income taxes	59.9	77.3	117.5
Net Income	544.2	459.8	479.5
Other comprehensive income, net of tax	7.4	(87.7)	24.2
Comprehensive Income	551.6	372.1	503.7
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	1,296.4	1,547.8	2,805.6
Cost of products sold	1,190.6	1,408.8	2,546.5
Gross Profit	105.8	139	259.1
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	42.9	61.5	79.3
Amortization and impairment charges	0	0	64.6
Other operating (income) expense - net	(2.2)	(1.3)	(2.6)
Operating Income	65.1	78.8	117.8
Interest (expense) income - net	1.2	3	3.4
Other income (expense) - net	1.1	0.4	1.7
Equity in net earnings of subsidiaries	156.7	184.2	83.9
Income Before Income Taxes	224.1	266.4	206.8
Income taxes	0.4	1.2	21.8
Net Income	223.7	265.2	185
Other comprehensive income, net of tax	9	(23.1)	(45.9)
Comprehensive Income	232.7	242.1	139.1
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	5,430.3	3,822.4	3,759.8
Cost of products sold	4,015	2,682.7	2,884.8
Gross Profit	1,415.3	1,139.7	875
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	781.5	660.3	626.2
Amortization and impairment charges	92	81.5	21.6
Other operating (income) expense - net	1.9	11.6	3.9
Operating Income	539.9	386.3	223.3
Interest (expense) income - net	(0.2)	(2.1)	(2.8)
Other income (expense) - net	(1.5)	(3.6)	(0.4)
Equity in net earnings of subsidiaries	66.4	79.2	67.3
Income Before Income Taxes	604.6	459.8	287.4
Income taxes	212.8	163	98.4
Net Income	391.8	296.8	189
Other comprehensive income, net of tax	4.1	(49.8)	30.6
Comprehensive Income	395.9	247	219.6
Eliminations [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	(5,276.6)	(4,147.1)	(5,620.6)
Cost of products sold	(5,292.8)	(4,151.9)	(5,600.9)
Gross Profit	16.2	4.8	(19.7)
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	0	0	0
Amortization and impairment charges	0	0	0
Other operating (income) expense - net	0	0	0
Operating Income	16.2	4.8	(19.7)
Interest (expense) income - net	0	0	0
Other income (expense) - net	0	(1,398.5)	0
Equity in net earnings of subsidiaries	(631.7)	831.6	(354.3)
Income Before Income Taxes	(615.5)	(562.1)	(374)
Income taxes	0	0	0
Net Income	(615.5)	(562.1)	(374)
Other comprehensive income, net of tax	(13.1)	73	15.3
Comprehensive Income	$ (628.6)	$ (489.1)	$ (358.7)

Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current Assets
Cash and cash equivalents	$ 256.4	$ 229.7	$ 319.8	$ 283.6
Inventories	945.5	961.6
Other current assets	393.3	452.2
Total Current Assets	1,595.2	1,643.5
Property, Plant, and Equipment - Net	1,142.5	1,096.1
Investments in Subsidiaries	0	0
Intercompany	0	0
Other Noncurrent Assets
Goodwill	3,052.9	3,054.6	2,812.7
Other intangible assets - net	3,089.4	3,187
Other noncurrent assets	151.8	134
Total Other Noncurrent Assets	6,294.1	6,375.6
Total Assets	9,031.8	9,115.2	8,324.6
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	596.8	616.9
Noncurrent Liabilities
Long-term debt	1,967.8	2,020.5
Deferred income taxes	987.2	992.7
Other noncurrent liabilities	331.2	321.7
Total Noncurrent Liabilities	3,286.2	3,334.9
Total Liabilities	3,883	3,951.8
Total Shareholders' Equity	5,148.8	5,163.4	5,292.3	5,326.3
Total Liabilities and Shareholders' Equity	9,031.8	9,115.2
The J.M. Smucker Company (Parent) [Member]
Current Assets
Cash and cash equivalents	108	108.3	206.8	217.7
Inventories	0	0
Other current assets	320.4	334.2
Total Current Assets	428.4	442.5
Property, Plant, and Equipment - Net	230.9	220.4
Investments in Subsidiaries	7,950.9	7,544.3
Intercompany	(2,504.5)	(1,859.8)
Other Noncurrent Assets
Goodwill	1,082	981.6
Other intangible assets - net	509.8	435.7
Other noncurrent assets	72	60
Total Other Noncurrent Assets	1,663.8	1,477.3
Total Assets	7,769.5	7,824.7
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	317.8	323.6
Noncurrent Liabilities
Long-term debt	1,967.8	2,020.5
Deferred income taxes	97.5	104.8
Other noncurrent liabilities	237.6	212.4
Total Noncurrent Liabilities	2,302.9	2,337.7
Total Liabilities	2,620.7	2,661.3
Total Shareholders' Equity	5,148.8	5,163.4
Total Liabilities and Shareholders' Equity	7,769.5	7,824.7
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	225.9	161.5
Other current assets	3.3	3.5
Total Current Assets	229.2	165
Property, Plant, and Equipment - Net	445.1	389.1
Investments in Subsidiaries	3,856.6	3,688.9
Intercompany	324.8	552.2
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	13.7	11.1
Total Other Noncurrent Assets	13.7	11.1
Total Assets	4,869.4	4,806.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	104.9	101.7
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0.3
Other noncurrent liabilities	18.1	20
Total Noncurrent Liabilities	18.1	20.3
Total Liabilities	123	122
Total Shareholders' Equity	4,746.4	4,684.3
Total Liabilities and Shareholders' Equity	4,869.4	4,806.3
Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	148.4	121.4	113	65.9
Inventories	733.2	815
Other current assets	69.6	114.5
Total Current Assets	951.2	1,050.9
Property, Plant, and Equipment - Net	466.5	486.6
Investments in Subsidiaries	146.6	104.1
Intercompany	941.3	598.5
Other Noncurrent Assets
Goodwill	1,970.9	2,073
Other intangible assets - net	2,579.6	2,751.3
Other noncurrent assets	66.1	62.9
Total Other Noncurrent Assets	4,616.6	4,887.2
Total Assets	7,122.2	7,127.3
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	174.1	191.6
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	889.7	887.6
Other noncurrent liabilities	75.5	89.3
Total Noncurrent Liabilities	965.2	976.9
Total Liabilities	1,139.3	1,168.5
Total Shareholders' Equity	5,982.9	5,958.8
Total Liabilities and Shareholders' Equity	7,122.2	7,127.3
Eliminations [Member]
Current Assets
Cash and cash equivalents	0	0	0	0
Inventories	(13.6)	(14.9)
Other current assets	0	0
Total Current Assets	(13.6)	(14.9)
Property, Plant, and Equipment - Net	0	0
Investments in Subsidiaries	(11,954.1)	(11,337.3)
Intercompany	1,238.4	709.1
Other Noncurrent Assets
Goodwill	0	0
Other intangible assets - net	0	0
Other noncurrent assets	0	0
Total Other Noncurrent Assets	0	0
Total Assets	(10,729.3)	(10,643.1)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	0	0
Noncurrent Liabilities
Long-term debt	0	0
Deferred income taxes	0	0
Other noncurrent liabilities	0	0
Total Noncurrent Liabilities	0	0
Total Liabilities	0	0
Total Shareholders' Equity	(10,729.3)	(10,643.1)
Total Liabilities and Shareholders' Equity	$ (10,729.3)	$ (10,643.1)

Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	$ 855.8	$ 730.9	$ 391.6
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	(737.3)	0
Additions to property, plant, and equipment	(206.5)	(274.2)	(180.1)
Equity investment in affiliate	0	(35.9)	0
Proceeds from divestiture	0	9.3	0
Purchases of marketable securities	0	0	(75.6)
Sales and maturities of marketable securities	0	18.6	57.1
Proceeds from disposal of property, plant, and equipment	3.3	4	5.8
Other - net	17.6	(20.4)	(0.1)
Net Cash Used for Investing Activities	(185.6)	(1,035.9)	(192.9)
FINANCING ACTIVITIES
Repayments of long-term debt	(50)	0	(10)
Proceeds from long-term debt	0	748.6	400
Quarterly dividends paid	(222.8)	(213.7)	(194)
Purchase of treasury shares	(364.2)	(315.8)	(389.1)
Proceeds from stock option exercises	2.2	2.8	14.5
Investments in subsidiaries	0	0	0
Intercompany	0	0	0
Other - net	(6.2)	(2.3)	8.2
Net Cash (Used for) Provided by Financing Activities	(641)	219.6	(170.4)
Effect of exchange rate changes on cash	(2.5)	(4.7)	7.9
Net increase (decrease) in cash and cash equivalents	26.7	(90.1)	36.2
Cash and cash equivalents at beginning of year	229.7	319.8	283.6
Cash and Cash Equivalents at End of Year	256.4	229.7	319.8
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	206.6	1,622.9	212.4
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0
Additions to property, plant, and equipment	(33.6)	(53)	(59.1)
Equity investment in affiliate		0
Proceeds from divestiture		0
Purchases of marketable securities			(75.6)
Sales and maturities of marketable securities		18.6	57.1
Proceeds from disposal of property, plant, and equipment	0	0.2	1.1
Other - net	(9.5)	0	0
Net Cash Used for Investing Activities	(43.1)	(34.2)	(76.5)
FINANCING ACTIVITIES
Repayments of long-term debt	(50)		(10)
Proceeds from long-term debt		748.6	400
Quarterly dividends paid	(222.8)	(213.7)	(194)
Purchase of treasury shares	(364.2)	(315.8)	(389.1)
Proceeds from stock option exercises	2.2	2.8	14.5
Investments in subsidiaries	2.1	(2,935.4)	419.9
Intercompany	465.4	1,028.6	(395.7)
Other - net	3.5	(2.3)	7.6
Net Cash (Used for) Provided by Financing Activities	(163.8)	(1,687.2)	(146.8)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	(0.3)	(98.5)	(10.9)
Cash and cash equivalents at beginning of year	108.3	206.8	217.7
Cash and Cash Equivalents at End of Year	108	108.3	206.8
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	53.9	165	93
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0
Additions to property, plant, and equipment	(103.1)	(133.6)	(53.4)
Equity investment in affiliate		0
Proceeds from divestiture		0
Purchases of marketable securities			0
Sales and maturities of marketable securities		0	0
Proceeds from disposal of property, plant, and equipment	0.1	0.4	0.3
Other - net	3.4	(3.5)	0
Net Cash Used for Investing Activities	(99.6)	(136.7)	(53.1)
FINANCING ACTIVITIES
Repayments of long-term debt	0		0
Proceeds from long-term debt		0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	(181.7)	3,691.9	(17.5)
Intercompany	227.4	(3,720.2)	(22.4)
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	45.7	(28.3)	(39.9)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	595.3	(1,057)	86.2
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		(737.3)
Additions to property, plant, and equipment	(69.8)	(87.6)	(67.6)
Equity investment in affiliate		(35.9)
Proceeds from divestiture		9.3
Purchases of marketable securities			0
Sales and maturities of marketable securities		0	0
Proceeds from disposal of property, plant, and equipment	3.2	3.4	4.4
Other - net	23.7	(16.9)	(0.1)
Net Cash Used for Investing Activities	(42.9)	(865)	(63.3)
FINANCING ACTIVITIES
Repayments of long-term debt	0		0
Proceeds from long-term debt		0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	179.6	(756.5)	(402.4)
Intercompany	(692.8)	2,691.6	418.1
Other - net	(9.7)	0	0.6
Net Cash (Used for) Provided by Financing Activities	(522.9)	1,935.1	16.3
Effect of exchange rate changes on cash	(2.5)	(4.7)	7.9
Net increase (decrease) in cash and cash equivalents	27	8.4	47.1
Cash and cash equivalents at beginning of year	121.4	113	65.9
Cash and Cash Equivalents at End of Year	148.4	121.4	113
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired		0
Additions to property, plant, and equipment	0	0	0
Equity investment in affiliate		0
Proceeds from divestiture		0
Purchases of marketable securities			0
Sales and maturities of marketable securities		0	0
Proceeds from disposal of property, plant, and equipment	0	0	0
Other - net	0	0	0
Net Cash Used for Investing Activities	0	0	0
FINANCING ACTIVITIES
Repayments of long-term debt	0		0
Proceeds from long-term debt		0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Investments in subsidiaries	0	0	0
Intercompany	0	0	0
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	0	0	0
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0

Guarantor and Non-Guarantor Financial Information (Details Textual) (3.50% Notes due October 15, 2021 [Member], USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012	Oct. 18, 2011
3.50% Notes due October 15, 2021 [Member]
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Amount of guaranteed notes issued			$ 750
Interest rate on notes	3.50%	3.50%
Percentage ownership of wholly-owned subsidiaries	100.00%

Common Shares (Details) (USD $)	12 Months Ended			2 Months Ended
	Apr. 30, 2013 Rights Votes Y	Apr. 30, 2012	Apr. 30, 2011	Jun. 18, 2013 Subsequent Event [Member]
Common shares (Additional Textual) [Abstract]
Number of votes each holder of a common share outstanding is entitled	1
Number of votes per share	10
Number of years there has not been a change in beneficial ownership	4
Number of votes per share after change in beneficial ownership	1
Number of years required to pass after change in beneficial ownership	4
Number of share purchase rights	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Number of shares shareholder can purchase at discounted price	1
Number of common shares issued for each right as part of exchange option	1
Value to redeem per right	$ 0.001
Shares repurchased during period	4,000,000	4,100,000	5,700,000	600,000
Purchase amount for shares repurchased	359,400,000	305,300,000	381,500,000	60,800,000
Shares available for repurchase	4,900,000
Subsequent Event [Line Items]
Shares repurchased during period	4,000,000	4,100,000	5,700,000	600,000
Purchase amount for shares repurchased	359,400,000	305,300,000	381,500,000	60,800,000
Proceeds utilized from revolving credit facility				$ 29,000,000
Shares remaining for repurchase				4,300,000